UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309

(Address of principal executive offices) (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515-248-0156

Date of fiscal year end: June 30, 2017

Date of reporting period: June 30, 2017

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Exchange-Traded Funds

Annual Report

June 30, 2017

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

The world economy appears to be in the midst of a synchronized economic upturn. Central bankers are now talking in a synchronized fashion about reducing the massive monetary accommodation put in place since the financial crises. In June the European Central Bank (ECB) President Mario Draghi spoke positively about euro-area economic activity and the U.S. Federal Reserve hiked the Fed funds rate another 0.25% and unveiled a specific plan to shrink its huge portfolio of bonds.

Capital spending has been picking up, loan growth has improved, financial conditions have been easing; job gains have been excellent, and unemployment has fallen.

In China, purchasing manager indices (PMIs) picked up in June and trade data has been excellent. Even in Japan, confidence is at or near the highs of the cycle. Industrial production and machine orders have rebounded, and retail sales have been strong. Profits have been picking up at a double-digit pace, and the labor market is the best in decades. Robust activity has failed to inspire pricing power, and core inflation is still running well below 1%. Sentiment in the Eurozone is the highest in decades. Soft data soared over the last few months. Investors, businesses, and consumers have cheered the fading political risk and better growth prospects. Some German measures are the best since reunification, but Italian and French sentiment has been robust too. Hard data has picked up also with German industrial production and factory orders rebounding from contractionary territory. Retail sales have grown at a healthy 2.5% pace across the entire Eurozone. Spain’s unemployment rate dropped to 17.7% from a peak of 26.3%; Germany’s unemployment rate is currently 5.7%. U.S. consumer and business sentiment has soared to the best levels of this cycle with hard data rebounding from the first-quarter slump. Core retail sales (the number included in GDP) soared over 5% on a three-month annualized pace in May. Industrial production expanded 3.8%. Both manufacturing and non-manufacturing PMIs from the Institute for Supply Management (ISM) surprised to the upside in June. Fed regional surveys were also solid. Consumer confidence has edged lower from recent highs, but remains well above 2016 levels. Housing starts have lost some momentum, since the multifamily real estate cycle peaked; but, single-family sales remain strong.

German and U.S. yields rose sharply during the last week of June. German 10-year yields more than doubled, reaching 0.56% on July 6th. Other sovereign yields pushed higher too; rates on 10-year British gilts surged to 1.31% at the end of June 30 from 1.0% or so earlier in the month. Even ten-year Japanese government bond yields jumped to 0.09% from 0.0% in April.

*	Unless otherwise stated, all data from Bloomberg.

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graph illustrates the growth of a hypothetical $10,000 investment.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

*	Performance is based on net asset value (NAV) and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Since inception returns less than one year are not annualized.
**	Performance shown for the benchmark assumes reinvestment of all dividends and capital gain distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The benchmark performance for the Principal EDGE Active Income ETF is calculated from 06/30/2015 to 06/30/2017. The benchmark performance for the Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF is calculated from 08/31/2016 to 06/30/2017. The benchmark performance for the Principal Price Setters Index ETF and Principal Shareholder Yield Index ETF is calculated from 03/31/2016 to 06/30/2017. The benchmark performance for the U.S. Small Cap Index is calculated from 9/30/2016 to 06/30/2017.

Principal EDGE Active Income ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* July 8, 2015 - June 30, 2017

Average Annual Total Returns* as of June 30, 2017

	1-Year	Since Inception	Inception Date
Principal EDGE Active Income ETF	10.92%	13.28%	07/08/2015

What contributed to or detracted from Fund performance during the fiscal year?

Strategic and tactical allocation to North American High Dividend Equities was the largest contributor. In particular, our allocation to the Financials sector contributed, most significantly Banks, but this was slightly offset by our allocation to the Consumer Staples sector. In addition, the portfolio’s tactical overweight to High Yield Corporate Bonds aided performance as the asset class outperformed the other fixed income asset classes and posted positive double-digit returns in the risk-on market environment. Lastly, security selection in High Yield Corporate Bonds aided performance for the 12 month period. In particular, security selection in the Communications and Consumer Non-Cyclicals sectors contributed, but was slightly offset by security selection in the Energy and Technology sectors.

Strategic allocation to Preferred Stocks was the largest detractor for the period, but was partially offset by the portfolio’s tactical underweight. The portfolio’s Preferred Stock allocation underperformed the high yield bond benchmark in the risk-on environment. In addition, the portfolio’s strategic allocation to Commercial Mortgage-Backed Securities (CMBS) hindered performance. This was partially offset by our tactical underweight to the asset class. While CMBS underperformed high yield bonds, the asset class still provides positive diversification benefits. Lastly, the portfolio’s tactical overweight to Interest Only Securities detracted from performance as interest rates moved down. The asset class also underperformed high yield bonds in the risk-on environment.

Principal Healthcare Innovators Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* August 19, 2016 - June 30, 2017

Average Annual Total Returns* as of June 30, 2017

	Since Inception	Inception Date
Principal Healthcare Innovators Index ETF	14.24%	08/19/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Healthcare Innovators Index ETF performed in line with the NASDAQ US Healthcare Innovators Index. The healthcare providers & services industry outperformed within the index.

Principal Millennials Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* August 19, 2016 - June 30, 2017

Average Annual Total Returns* as of June 30, 2017

	Since Inception	Inception Date
Principal Millennials Index ETF	16.23%	08/19/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Millennials Index ETF performed in line the NASDAQ Global Millennial Opportunity Index. The information technology and industrials sectors outperformed within the index, while financials lagged.

Principal Price Setters Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* March 21, 2016 - June 30, 2017

Average Annual Total Returns* as of June 30, 2017

	1-Year	Since Inception	Inception Date
Principal Price Setters Index ETF	13.23%	18.10%	03/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Price Setters Index ETF performed in line with the NASDAQ US Price Setters Index. All nine sectors in the index posted positive returns, led by health care and materials, while consumer staples and real estate lagged.

Principal Shareholder Yield Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* March 21, 2016 - June 30, 2017

Average Annual Total Returns* as of June 30, 2017

	1-Year	Since Inception	Inception Date
Principal Shareholder Yield Index ETF	21.42%	19.73%	03/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Shareholder Yield Index ETF performed in line with the NASDAQ US Shareholder Yield Index. Seven of the 10 sectors within the index posted positive returns, led by industrials and healthcare, while consumer discretionary and real estate lagged.

Principal U.S. Small Cap Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* September 21, 2016 - June 30, 2017

Average Annual Total Returns* as of June 30, 2017

	Since Inception	Inception Date
Principal U.S. Small Cap Index ETF	16.08%	09/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal U.S. Small Cap Index ETF performed in line with the NASDAQ U.S. Small Cap Select Leaders Index. 10 of the 11 sectors within the index posted positive returns, led by healthcare and utilities, while energy lagged.

Statements of Assets and Liabilities

Principal Exchange-Traded Funds

June 30, 2017

	Principal Active Global Dividend Income ETF	Principal EDGE Active Income ETF	Principal Healthcare Innovators Index ETF
Investments in securities — at cost	$414,211,593	$268,110,636	$6,586,796

Assets
Investments in securities — at value	$416,391,537	$281,677,537	$7,127,335
Cash	10,767,981	1,941,166	15,303
Receivables:
Dividends and interest	1,612,717	3,266,038	—
Investment securities sold	—	4,130,875	—
Expense reimbursement from Manager	—	34,269	—
Prepaid expenses	—	33,200	—

Total Assets	428,772,235	291,083,085	7,142,638

Liabilities
Accrued management and investment advisory fees	204,827	184,299	2,540
Accrued transfer agent fees	N/A	6,591	N/A
Accrued custodian fees	N/A	879	N/A
Accrued professional fees	N/A	33,033	N/A
Accrued other expenses	N/A	3,402	N/A
Payables:
Investment securities purchased	—	4,770,436	—

Total Liabilities	204,827	4,998,640	2,540

Net Assets Applicable to Outstanding Shares	$428,567,408	$286,084,445	$7,140,098

Net Assets Consist of:
Capital shares and additional paid-in-capital	$424,008,535	$269,757,432	$6,535,528
Accumulated undistributed (overdistributed) net investment income (loss)	2,366,935	819,369	—
Accumulated undistributed (overdistributed) net realized gain (loss)	—	1,940,352	64,031
Net unrealized appreciation (depreciation) of investments	2,179,944	13,566,901	540,539
Net unrealized appreciation (depreciation) of translation of asset and liabilities in foreign currency	11,994	391	—

Total Net Assets	$428,567,408	$286,084,445	$7,140,098

Net Asset Value Per Share:
Net Assets	$428,567,408	$286,084,445	$7,140,098
Shares Issued and Outstanding	16,900,001	6,925,000	250,001
Net Asset Value per share	$25.36	$41.31	$28.56

See accompanying notes.	9

Statements of Assets and Liabilities

Principal Exchange-Traded Funds

June 30, 2017

	Principal Millennials Index ETF	Principal Price Setters Index ETF	Principal Shareholder Yield Index ETF
Investments in securities — at cost	$6,775,271	$6,840,742	$7,157,961

Foreign currency — at cost	$344	$—	$—

Assets
Investments in securities — at value	$7,207,488	$7,226,212	$7,244,539
Foreign currency — at value	344	—	—
Cash	21,216	26,813	38,054
Receivables:
Dividends and interest	3,519	6,439	10,241

Total Assets	7,232,567	7,259,464	7,292,834

Liabilities
Accrued management and investment advisory fees	2,866	2,407	2,370

Total Liabilities	2,866	2,407	2,370

Net Assets Applicable to Outstanding Shares	$7,229,701	$7,257,057	$7,290,464

Net Assets Consist of:
Capital shares and additional paid-in-capital	$6,771,419	$6,863,844	$7,190,964
Accumulated undistributed (overdistributed) net investment income (loss)	26,415	8,064	13,479
Accumulated undistributed (overdistributed) net realized gain (loss)	(394)	(321)	(557)
Net unrealized appreciation (depreciation) of investments	432,217	385,470	86,578
Net unrealized appreciation (depreciation) of translation of asset and liabilities in foreign currency	44	—	—

Total Net Assets	$7,229,701	$7,257,057	$7,290,464

Net Asset Value Per Share:
Net Assets	$7,229,701	$7,257,057	$7,290,464
Shares Issued and Outstanding	250,001	250,001	250,001
Net Asset Value per share	$28.92	$29.03	$29.16

See accompanying notes.	10

Statement of Assets and Liabilities

Principal Exchange-Traded Funds

June 30, 2017

Principal U.S. Small Cap Index ETF
Investments in securities — at cost	$259,569,813

Assets
Investments in securities — at value	$274,197,107
Cash	1,045,840
Receivables:
Dividends and interest	314,008

Total Assets	275,556,955

Liabilities
Accrued management and investment advisory fees	91,390

Total Liabilities	91,390

Net Assets Applicable to Outstanding Shares	$275,465,565

Net Assets Consist of:
Capital shares and additional paid-in-capital	$260,019,303
Accumulated undistributed (overdistributed) net investment income (loss)	660,451
Accumulated undistributed (overdistributed) net realized gain (loss)	158,517
Net unrealized appreciation (depreciation) of investments	14,627,294

Total Net Assets	$275,465,565

Net Asset Value Per Share:
Net Assets	$275,465,565
Shares Issued and Outstanding	9,550,001
Net Asset Value per share	$28.84

See accompanying notes.	11

Statements of Operations

Principal Exchange-Traded Funds

Year ended June 30, 2017

	Principal Active Global Dividend Income ETF (a)	Principal EDGE Active Income ETF	Principal Healthcare Innovators Index ETF (b)
Net Investment Income (Loss)
Income:
Dividend income	$2,980,043	$3,713,071	$5,744
Withholding tax	(314,486)	(23,038)	—
Interest	—	11,783,214	—

Total Income	2,665,557	15,473,247	5,744
Expenses:
Management and investment advisory fees	299,526	2,087,983	22,999
Listing fees	N/A	7,376	N/A
Transfer agent fees	N/A	16,711	N/A
Custodian fees	N/A	4,942	N/A
Audit fees	N/A	22,443	N/A
Trustee fees	N/A	5,449	N/A
Professional fees	N/A	5,826	N/A
Insurance	N/A	71,074	N/A
Shareholder reports	N/A	2,086	N/A
Other expenses	N/A	675	N/A

Total Gross Expenses	299,526	2,224,565	22,999
Less: Reimbursement from Manager	—	(100,978)	—

Total Net Expenses	—	2,123,587	22,999

Net Investment Income (Loss)	2,366,031	13,349,660	(17,255)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	—	3,313,305	87,488
In-kind redemptions	—	—	297,771
Foreign currency transactions	904	(253)	—
Change in unrealized appreciation/depreciation of:
Investments	2,179,944	11,756,550	540,539
Foreign currency transactions	11,994	367	—

Net Realized and Unrealized Gain (Loss) on Investments	2,192,842	15,069,969	925,798

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,558,873	$28,419,629	$908,543

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.
(b)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.	12

Statements of Operations

Principal Exchange-Traded Funds

Year ended June 30, 2017

	Principal Millennials Index ETF (a)	Principal Price Setters Index ETF	Principal Shareholder Yield Index ETF
Net Investment Income (Loss)
Income:
Dividend income	$71,013	$111,657	$163,513
Withholding tax	(3,501)	—	—
Interest	—	—	—

Total Income	67,512	111,657	163,513
Expenses:
Management and investment advisory fees	26,243	27,130	27,484

Total Expenses	26,243	27,130	27,484

Net Investment Income (Loss)	41,269	84,527	136,029

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	13,630	16,099	27,001
In-kind redemptions	508,521	555,290	905,346
Foreign currency transactions	490	—	—
Change in unrealized appreciation/depreciation of:
Investments	432,217	192,950	218,424
Foreign currency transactions	44	—	—

Net Realized and Unrealized Gain (Loss) on Investments	954,902	764,339	1,150,771

Net Increase (Decrease) in Net Assets Resulting from Operations	$996,171	$848,866	$1,286,800

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.	13

Statement of Operations

Principal Exchange-Traded Funds

Year ended June 30, 2017

Principal U.S. Small Cap Index ETF (a)
Net Investment Income (Loss)
Income:
Dividend income	$2,839,879
Withholding tax	(325)
Interest	98

Total Income	2,839,652
Expenses:
Management and investment advisory fees	681,489

Total Expenses	681,489

Net Investment Income (Loss)	2,158,163

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	549,276
In-kind redemptions	18,620,713
Change in unrealized appreciation/depreciation of:
Investments	14,627,294

Net Realized and Unrealized Gain (Loss) on Investments	33,797,283

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,955,446

(a)	Period from September 21, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.	14

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

Principal Active Global Dividend Income ETF
Period ended June 30, 2017 (a)

Operations
Net investment income (loss)	$2,366,031
Net realized gain (loss) on investments	904
Change in unrealized appreciation/depreciation of investments and foreign currency	2,191,938

Net Increase (Decrease) in Net Assets Resulting from Operations	4,558,873

Capital Share Transactions
Net increase (decrease) in capital share transactions	424,008,535

Total Increase (Decrease) in Net Assets	428,567,408

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$428,567,408

Undistributed (overdistributed) net investment income (loss)	$2,366,935

Capital Share Transactions
Dollars:
Sold	$424,008,535

Net Increase (Decrease)	$424,008,535

Shares:
Sold	16,900,001

Net Increase (Decrease)	16,900,001

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.

See accompanying notes.	15

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

	Principal EDGE Active Income ETF
	Year ended June 30, 2017	Year ended June 30, 2016 (a)

Operations
Net investment income (loss)	$13,349,660	$2,142,224
Net realized gain (loss) on investments	3,313,052	(1,252,378)
Change in unrealized appreciation/depreciation of investments and foreign currency	11,756,917	1,810,375

Net Increase (Decrease) in Net Assets Resulting from Operations	28,419,629	2,700,221

Dividends and Distributions to Shareholders
From net investment income	(13,513,547)	(1,281,940)

Total Dividends and Distributions	(13,513,547)	(1,281,940)

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,165,752	263,494,330

Total Increase (Decrease) in Net Assets	21,071,834	264,912,611

Net Assets
Beginning of period	265,012,611	100,000

End of period (including undistributed net investment income as set forth below)	$286,084,445	$265,012,611

Undistributed (overdistributed) net investment income (loss)	$819,369	$660,965

Capital Share Transactions
Dollars:
Sold	$10,225,148	$265,240,726
Redeemed	(4,059,396)	(1,746,396)

Net Increase (Decrease)	$6,165,752	$263,494,330

Shares:
Sold	250,000	6,822,500
Redeemed	(100,000)	(50,000)

Net Increase (Decrease)	150,000	6,772,500

(a)	Period from July 8, 2015, date operations commenced, through June 30, 2016.

See accompanying notes.	16

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

Principal Healthcare Innovators Index ETF
Period ended June 30, 2017 (a)
Operations
Net investment income (loss)	$(17,255)
Net realized gain (loss) on investments	385,259
Change in unrealized appreciation/depreciation of investments and foreign currency	540,539

Net Increase (Decrease) in Net Assets Resulting from Operations	908,543

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,231,555

Total Increase (Decrease) in Net Assets	7,140,098

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$7,140,098

Capital Share Transactions
Dollars:
Sold	$7,598,277
Redeemed	(1,366,722)

Net Increase (Decrease)	$6,231,555

Shares:
Sold	300,001
Redeemed	(50,000)

Net Increase (Decrease)	250,001

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.	17

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

Principal Millennials Index ETF
Period ended June 30, 2017 (a)
Operations
Net investment income (loss)	$41,269
Net realized gain (loss) on investments	522,641
Change in unrealized appreciation/depreciation of investments and foreign currency	432,261

Net Increase (Decrease) in Net Assets Resulting from Operations	996,171

Dividends and Distributions to Shareholders
From net investment income	(23,400)
From net realized gain on investments	(8,081)

Total Dividends and Distributions	(31,481)

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,265,011

Total Increase (Decrease) in Net Assets	7,229,701

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$7,229,701

Undistributed (overdistributed) net investment income (loss)	$26,415

Capital Share Transactions
Dollars:
Sold	$11,595,881
Redeemed	(5,330,870)

Net Increase (Decrease)	$6,265,011

Shares:
Sold	450,001
Redeemed	(200,000)

Net Increase (Decrease)	250,001

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.	18

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

	Principal Price Setters Index ETF
	Year ended June 30, 2017	Period ended June 30, 2016 (a)
Operations
Net investment income (loss)	$84,527	$21,987
Net realized gain (loss) on investments	571,389	12,865
Change in unrealized appreciation/depreciation of investments and foreign currency	192,950	192,520

Net Increase (Decrease) in Net Assets Resulting from Operations	848,866	227,372

Dividends and Distributions to Shareholders
From net investment income	(98,450)	—
From net realized gain on investments	(14,953)	—

Total Dividends and Distributions	(113,403)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,492	6,291,730

Total Increase (Decrease) in Net Assets	737,955	6,519,102

Net Assets
Beginning of period	6,519,102	—

End of period (including undistributed net investment income as set forth below)	$7,257,057	$6,519,102

Undistributed (overdistributed) net investment income (loss)	$8,064	$21,987

Capital Share Transactions
Dollars:
Sold	$4,208,677	$7,551,384
Redeemed	(4,206,185)	(1,259,654)

Net Increase (Decrease)	$2,492	$6,291,730

Shares:
Sold	150,000	300,001
Redeemed	(150,000)	(50,000)

Net Increase (Decrease)	—	250,001

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.

See accompanying notes.	19

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

	Principal Shareholder Yield Index ETF
	Year ended June 30, 2017	Period ended June 30, 2016 (a)

Operations
Net investment income (loss)	$136,029	$46,221
Net realized gain (loss) on investments	932,347	(1,277)
Change in unrealized appreciation/depreciation of investments and foreign currency	218,424	(131,846)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,286,800	(86,902)

Dividends and Distributions to Shareholders
From net investment income	(166,951)	—
From net realized gain on investments	(8,059)	—

Total Dividends and Distributions	(175,010)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	15,551	6,250,025

Total Increase (Decrease) in Net Assets	1,127,341	6,163,123

Net Assets
Beginning of period	6,163,123	—

End of period (including undistributed net investment income as set forth below)	$7,290,464	$6,163,123

Undistributed (overdistributed) net investment income (loss)	$13,479	$46,221

Capital Share Transactions
Dollars:
Sold	$4,357,982	$6,250,025
Redeemed	(4,342,431)	—

Net Increase (Decrease)	$15,551	$6,250,025

Shares:
Sold	150,000	250,001
Redeemed	(150,000)	—

Net Increase (Decrease)	—	250,001

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.

See accompanying notes.	20

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

Principal U.S. Small Cap Index ETF
Period ended June 30, 2017 (a)
Operations
Net investment income (loss)	$2,158,163
Net realized gain (loss) on investments	19,169,989
Change in unrealized appreciation/depreciation of investments and foreign currency	14,627,294

Net Increase (Decrease) in Net Assets Resulting from Operations	35,955,446

Dividends and Distributions to Shareholders
From net investment income	(1,497,712)

Total Dividends and Distributions	(1,497,712)

Capital Share Transactions
Net increase (decrease) in capital share transactions	241,007,831

Total Increase (Decrease) in Net Assets	275,465,565

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$275,465,565

Undistributed (overdistributed) net investment income (loss)	$660,451

Capital Share Transactions
Dollars:
Sold	$345,504,287
Redeemed	(104,496,456)

Net Increase (Decrease)	$241,007,831

Shares:
Sold	13,200,001
Redeemed	(3,650,000)

Net Increase (Decrease)	9,550,001

(a)	Period from September 21, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.	21

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2017

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of seven series, the Principal Active Global Dividend Income ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF and Principal U.S. Small Cap Index ETF (the “Funds”). The Funds are “diversified”, and as such, the Funds’ investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. Each of the Funds was an investment company at all times during the year. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation was merged into Principal Global Investors, LLC (the “Advisor”). The merger did not involve a change in actual control or management with respect to the investment adviser of the Funds.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), which is subject to change. Each Fund issues and redeems Creation Units in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares of the Principal Active Global Dividend Income ETF are listed on the Bats BZX Exchange (the “Exchange”). Shares of the Principal EDGE Active Income ETF are listed on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares of the Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, and Principal U.S. Small Cap Index ETF are listed on The National Association of Securities Dealers Automated Quotation System (“NASDAQ” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF initial investment and commencement of operations was on August 19, 2016. Principal U.S. Small Cap Index ETF initial investment and commencement of operations was on September 21, 2016. Principal Active Global Dividend Income ETF initial investment and commencement of operations was on May 9, 2017.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ NAV are reflected in the Funds’ NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2017

2. Significant Accounting Policies (continued)

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example weekends and other customary national U.S. holidays, the Funds’ NAV could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in capital shares for the Funds are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, APs are subject to standard creation and redemption transaction fees.

Expenses. Expenses directly attributed to Principal EDGE Active Income ETF are charged to Principal EDGE Active Income ETF. For all other Funds, a unitary investment management and advisory fee is charged.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code.

Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds intend to qualify as a “regulated investment company” under the Internal Revenue Code and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended June 30, 2017, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last 3 years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statement of operations.

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2017

2. Significant Accounting Policies (continued)

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The new rules and forms will be effective for fiscal years ending after August 1, 2017. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Underlying Funds. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, PVC SAM Balanced Portfolio, PVC SAM Conservative Balanced Portfolio, PVC SAM Flexible Income Portfolio, PVC SAM Strategic Growth Portfolio (collectively the “SAM Portfolios”) invest in Principal Active Global Dividend Income ETF, Principal EDGE Active Income ETF and Principal U.S. Small Cap Index ETF (the “underlying funds”).

An underlying fund to the SAM Portfolios may experience relatively large redemptions or purchases as the SAM Portfolios periodically reallocate or rebalance their assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when the SAM Portfolios reallocate or redeem significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Advisor is the advisor to the SAM Portfolios and the underlying funds. The Advisor is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the SAM Portfolios which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2017, the SAM Portfolios owned 99.41%, in the aggregate, of the outstanding shares of Principal Active Global Dividend Income ETF, 94.54% of Principal EDGE Active Income ETF and 98.95% of Principal U.S. Small Cap Index ETF.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2017

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2017

4. Fair Valuation (continued)

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Advisor has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have a Level 3 balance.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Funds’ securities carried at value:

Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal Active Global Dividend Income ETF
Common Stocks*	$416,391,537	$—	$—	$416,391,537

Total investments in securities	$416,391,537	$—	$—	$416,391,537

Principal EDGE Active Income ETF
Bonds*	$—	$175,689,846	$—	$175,689,846
Common Stocks*	71,156,864	—	—	71,156,864
Preferred Stocks*	16,160,081	—	—	16,160,081
U.S. Government & Government Agency Obligations*	—	18,670,746	—	18,670,746

Total investments in securities	$87,316,945	$194,360,592	$—	$281,677,537

Principal Healthcare Innovators Index ETF
Common Stocks*	$7,127,335	$—	$—	$7,127,335

Total investments in securities	$7,127,335	$—	$—	$7,127,335

Principal Millennials Index ETF
Common Stocks*	$7,207,488	$—	$—	$7,207,488

Total investments in securities	$7,207,488	$—	$—	$7,207,488

Principal Price Setters Index ETF
Common Stocks*	$7,226,212	$—	$—	$7,226,212

Total investments in securities	$7,226,212	$—	$—	$7,226,212

Principal Shareholder Yield Index ETF
Common Stocks*	$7,244,539	$—	$—	$7,244,539

Total investments in securities	$7,244,539	$—	$—	$7,244,539

Principal U.S. Small Cap Index ETF
Common Stocks*	$271,521,907	$—	$—	$271,521,907
Investment Companies*	$2,675,200	$—	$—	$2,675,200

Total investments in securities	$274,197,107	$—	$—	$274,197,107

*	For additional detail regarding sector classifications, please see the Schedules of Investments.

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2017

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds. The management fee schedule for the Funds is as follows:

Fund	First $500 Million	Next $500 Million	Next $500 Million	Over $1.5 Billion
Principal Active Global Dividend Income ETF	0.58%	0.58%	0.58%	0.58%
Principal EDGE Active Income ETF	0.75%	0.73%	0.71%	0.70%
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45%	0.43%	0.41%	0.40%
Principal Price Setters Index ETF	0.40%	0.38%	0.36%	0.35%
Principal Shareholder Yield Index ETF	0.40%	0.38%	0.36%	0.35%
Principal U.S. Small Cap Index ETF	0.38%	0.38%	0.38%	0.38%

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) of the Principal EDGE Active Income ETF to maintain a total level of operating expense (expressed as percent of average net assets on an annualized basis) not to exceed 0.85% (for the period from July 1, 2016 through March 30, 2017). From the period from March 31, 2017 through June 30, 2017, the Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, and other extraordinary expenses) of the Principal EDGE Active Income ETF to maintain a total level of operating expense (expressed as a percent of average net assets on an annualized basis) not to exceed 0.65%. The expense limit will expire on March 31, 2018.

Affiliated Ownership. At June 30, 2017, Principal Financial Services, Inc. (an affiliate of the Advisor) owned shares of the Funds as follows:

Fund	Shares
Principal Active Global Dividend Income ETF	1
Principal Healthcare Innovators Index ETF	200,001
Principal Millennials Index ETF	200,001
Principal Price Setters Index ETF	200,001
Principal Shareholder Yield Index ETF	200,001

6. Investment Transactions

For the year ended June 30, 2017, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active Global Dividend Income ETF	$—	$—	$—	$—
Principal EDGE Active Income ETF	79,515,786	81,599,588	14,428,929	2,303,239
Principal Healthcare Innovators Index ETF	1,659,270	1,059,160	—	—
Principal Millennials Index ETF	7,201,601	195,597	—	—
Principal Price Setters Index ETF	3,454,568	136,316	—	—
Principal Shareholder Yield Index ETF	4,045,466	201,794	—	—
Principal U.S. Small Cap Index ETF	171,436,643	92,647,478	—	—

For the period ended June 30, 2017, in-kind transactions were as follows:

Fund	Purchases	Sales
Principal Active Global Dividend Income ETF	$414,260,642	$—
Principal Healthcare Innovators Index ETF	7,463,280	1,862,645
Principal Millennials Index ETF	6,649,885	7,391,242
Principal Price Setters Index ETF	4,203,820	7,551,922
Principal Shareholder Yield Index ETF	4,359,775	8,218,163
Principal U.S. Small Cap Index ETF	345,409,456	183,587,090

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2017

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders for the periods ended June 30, 2016, and June 30, 2017 were as follows:

	Ordinary Income		Long-Term Capital Gain*
	Year ended June 30, 2017	Period ended June 30, 2016	Year ended June 30, 2017	Period ended June 30, 2016
Principal EDGE Active Income ETF	$13,513,547	$1,281,940	$—	$—
Principal Millennials Index ETF	31,481	—	—	—
Principal Price Setters Index ETF	113,278	—	125	—
Principal Shareholder Yield Index ETF	174,521	—	489	—
Principal U.S. Small Cap Index ETF	1,497,712	—	—	—

*	The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income)

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2017, the components of distributable earnings on a federal income tax basis were:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward
Principal Active Global Dividend Income ETF	$2,366,935	$—	$2,191,938	$—
Principal EDGE Active Income ETF	2,827,999	424,674	13,333,195	(258,855)
Principal Healthcare Innovators Index ETF	64,403	—	540,167	—
Principal Millennials Index ETF	33,240	—	425,042	—
Principal Price Setters Index ETF	8,064	—	385,149	—
Principal Shareholder Yield Index ETF	13,479	—	86,021	—
Principal U.S. Small Cap Index ETF	820,066	—	14,626,196	—

Capital Loss Carryforwards. As of June 30, 2017, the following Fund had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

Fund	Unlimited Losses Short-Term	Unlimited Losses Long-Term	Total
Principal EDGE Active Income ETF	$258,855	$—	$258,855

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2017, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended June 30, 2017, the Funds recorded reclassifications as follows:

Fund	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investment	Paid In Capital
Principal Active Global Dividend Income ETF	$904	$(904)	$—
Principal EDGE Active Income ETF	322,291	(320,657)	(1,634)
Principal Healthcare Innovators Index ETF	17,255	(321,228)	303,973
Principal Millennials Index ETF	8,546	(514,954)	506,408
Principal Price Setters Index ETF	—	(556,757)	556,757
Principal Shareholder Yield Index ETF	(1,820)	(923,568)	925,388
Principal U.S. Small Cap Index ETF	—	(19,011,472)	19,011,472

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2017

7. Federal Tax Information (continued)

Federal Income Tax Basis. As of June 30, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund was as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost for Federal Income Tax Purposes
Principal Active Global Dividend Income ETF	$8,636,976	$(6,457,032)	$2,179,944	$414,211,593
Principal EDGE Active Income ETF	18,280,139	(4,947,335)	13,332,804	268,344,733
Principal Healthcare Innovators Index ETF	1,271,881	(731,714)	540,167	6,587,168
Principal Millennials Index ETF	645,789	(220,791)	424,998	6,782,490
Principal Price Setters Index ETF	528,189	(143,040)	385,149	6,841,063
Principal Shareholder Yield Index ETF	381,798	(295,777)	86,021	7,158,518
Principal U.S. Small Cap Index ETF	22,212,456	(7,586,260)	14,626,196	259,570,911

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments

Principal Active Global Dividend Income ETF

June 30, 2017

COMMON STOCKS — 97.16%	Shares Held	Value
Aerospace & Defense — 2.00%
Boeing Co/The	43,264	$8,555,456

Auto Manufacturers — 3.29%
Nissan Motor Co Ltd	608,400	6,047,488
PACCAR Inc	121,781	8,042,417

		$14,089,905

Auto Parts & Equipment — 5.80%
Autoliv Inc	78,517	8,621,167
Bridgestone Corp	236,600	10,181,320
Magna International Inc	130,569	6,048,180

		$24,850,667

Banks — 7.43%
Banco Bilbao Vizcaya Argentaria SA	522,925	4,339,084
BNP Paribas SA	130,569	9,404,096
ING Groep NV	349,224	6,022,878
JPMorgan Chase & Co	87,305	7,979,677
PacWest Bancorp	87,305	4,077,143

		$31,822,878

Beverages — 3.51%
Ambev SA	876,881	4,814,077
Diageo PLC	345,506	10,208,344

		$15,022,421

Biotechnology — 1.60%
CSL Ltd	64,659	6,859,664

Chemicals — 4.60%
Croda International PLC	174,715	8,840,608
Givaudan SA	3,380	6,760,705
Incitec Pivot Ltd	1,569,451	4,113,415

		$19,714,728

Commercial Services — 3.30%
Experian PLC	209,191	4,291,257
RELX NV	174,715	3,591,912
Ritchie Bros Auctioneers Inc	217,979	6,264,716

		$14,147,885

Computers — 2.17%
Apple Inc	64,659	9,312,189

Construction Materials — 1.67%
James Hardie Industries PLC	453,635	7,147,609

Diversified Financial Services — 2.57%
Deutsche Boerse AG	104,543	11,035,295

Electric — 1.67%
CLP Holdings Ltd	676,000	7,151,836

Electronics — 1.60%
TE Connectivity Ltd	87,305	6,869,158

Food — 3.77%
B&G Foods Inc	244,343	8,698,611
Danone SA	99,473	7,476,875

		$16,175,486

Gas — 2.08%
Rubis SCA	78,517	8,899,661

Household Products/Wares — 1.08%
Avery Dennison Corp	52,390	4,629,704

Insurance — 4.60%
Beazley PLC	960,335	6,105,096
Chubb Ltd	36,504	5,306,952
Swiss Re AG	90,685	8,289,227

		$19,701,275

Leisure Products & Services — 0.80%
Carnival Corp	52,390	3,435,212

Machinery — Diversified — 0.91%
AG Growth International Inc	87,305	3,885,907

Multi-National — 1.56%
Banco Latinoamericano de Comercio Exterior SA	244,343	6,690,111

COMMON STOCKS (continued)	Shares Held	Value
Oil & Gas — 5.61%
Chevron Corp	69,729	$7,274,826
Royal Dutch Shell PLC	345,844	9,290,416
Vermilion Energy Inc	235,893	7,483,527

		$24,048,769

Oil & Gas Services — 0.94%
Schlumberger Ltd	61,178	4,027,960

Pharmaceuticals — 8.28%
GlaxoSmithKline PLC	416,354	8,868,991
Novo Nordisk A/S	174,715	7,482,016
Pfizer Inc	305,284	10,254,490
Roche Holding AG	34,814	8,865,970

		$35,471,467

Real Estate — 2.45%
Daito Trust Construction Co Ltd	67,600	10,514,888

REITs — 3.45%
Annaly Capital Management Inc	558,077	6,724,828
Omega Healthcare Investors Inc	244,343	8,068,206

		$14,793,034

Retail — 1.46%
Nordstrom Inc	130,569	6,245,115

Semiconductors — 5.32%
Microchip Technology Inc	148,013	11,423,643
Taiwan Semiconductor Manufacturing Co Ltd	325,226	11,369,901

		$22,793,544

Software — 5.77%
Broadridge Financial Solutions Inc	69,729	5,268,723
j2 Global Inc	87,305	7,428,783
Microsoft Corp	174,715	12,043,105

		$24,740,611

Telecommunications — 4.73%
BCE Inc	209,529	9,435,914
MTN Group Ltd	305,284	2,662,557
Telenor ASA	262,020	4,346,731
Vodacom Group Ltd	304,946	3,829,045

		$20,274,247

Toys, Games & Hobbies — 1.59%
Hasbro Inc	61,178	6,821,959

Transportation — 1.55%
Union Pacific Corp	61,178	6,662,896

TOTAL COMMON STOCKS		$416,391,537
Total Investments		$416,391,537
Other Assets in Excess of Liabilities — 2.84%		$12,175,871

TOTAL NET ASSETS — 100%		$428,567,408

Portfolio Summary (unaudited)
Country	Percent
United States	35.30%
Britain	10.06%
Switzerland	8.67%
Canada	7.95%
Japan	6.42%
France	6.19%
Netherlands	3.68%
Taiwan	2.73%
Germany	2.65%
Australia	2.64%
Sweden	2.07%
Denmark	1.80%
Hong Kong	1.72%
Ireland	1.72%
Panama	1.61%
South Africa	1.56%
Brazil	1.16%
Norway	1.04%
Spain	1.03%
TOTAL NET ASSETS	100.00%

See accompanying notes.	30

Schedule of Investments

Principal EDGE Active Income ETF

June 30, 2017

COMMON STOCKS — 24.87%	Shares Held	Value
Aerospace & Defense — 0.33%
Lockheed Martin Corp	3,344	$928,328

Banks — 5.65%
Bank of Hawaii Corp	21,255	1,763,527
Bank of Nova Scotia/The	31,780	1,910,932
Columbia Banking System Inc	45,092	1,796,916
Cullen / Frost Bankers Inc	19,531	1,834,156
East West Bancorp Inc	33,203	1,945,032
JPMorgan Chase & Co	20,053	1,832,844
PacWest Bancorp	32,842	1,533,721
US Bancorp	35,942	1,866,109
Washington Trust Bancorp Inc	32,681	1,684,706

		$16,167,943

Chemicals — 0.62%
EI du Pont de Nemours & Co	21,848	1,763,352

Computers — 0.47%
Apple Inc	9,410	1,355,228

Diversified Financial Services — 0.75%
BGC Partners Inc, Class A	169,312	2,140,104

Electric — 1.68%
ALLETE Inc	21,411	1,534,740
WEC Energy Group Inc	29,304	1,798,680
Xcel Energy Inc	32,377	1,485,457

		$4,818,877

Electronics — 0.19%
Garmin Ltd	10,425	531,988

Food — 0.83%
B&G Foods Inc	34,030	1,211,468
Kraft Heinz Co/The	13,571	1,162,220

		$2,373,688

Housewares — 0.28%
Tupperware Brands Corp	11,414	801,605

Machinery — Diversified — 0.50%
Deere & Co	11,563	1,429,071

Oil & Gas — 2.94%
Chevron Corp	14,457	1,508,299
Exxon Mobil Corp	21,762	1,756,846
HollyFrontier Corp	56,406	1,549,473
Marathon Petroleum Corp	37,268	1,950,235
Occidental Petroleum Corp	27,467	1,644,449

		$8,409,302

Pharmaceuticals — 1.60%
Abbott Laboratories	25,824	1,255,305
Johnson & Johnson	8,681	1,148,409
Merck & Co Inc	16,843	1,079,468
Pfizer Inc	32,898	1,105,044

		$4,588,226

Pipelines — 1.69%
EnLink Midstream LLC	93,903	1,652,693
Plains GP Holdings LP, Class A (a)	54,109	1,415,491
Targa Resources Corp	39,245	1,773,874

		$4,842,058

REITs — 5.73%
AGNC Investment Corp	71,698	1,526,450
Annaly Capital Management Inc	135,740	1,635,667
Colony NorthStar Inc, Class A	133,339	1,878,747
CYS Investments Inc	142,735	1,200,401
Digital Realty Trust Inc	17,051	1,925,910
EPR Properties	21,141	1,519,404
Gramercy Property Trust	59,338	1,762,932
Medical Properties Trust Inc	115,128	1,481,697
Omega Healthcare Investors Inc	51,842	1,711,823
Pebblebrook Hotel Trust	54,057	1,742,798

		$16,385,829

Semiconductors — 0.53%
Microchip Technology Inc	19,636	1,515,506

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications — 0.63%
BCE Inc	40,214	$1,811,239

Toys, Games & Hobbies — 0.45%
Hasbro Inc	11,609	1,294,520

TOTAL COMMON STOCKS		$71,156,864
PREFERRED STOCKS — 5.65%	Shares Held	Value
Banks — 1.53%
Bank of America Corp 6.00%; Series EE (b)	10,000	267,000
Bank of America Corp 6.50%; Series Y (b)	20,000	538,400
Goldman Sachs Group Inc/The 6.20%; Series B (b)	40,000	1,046,800
Merrill Lynch Capital Trust I 6.45%; Series K (c)	15,000	382,500
Merrill Lynch Capital Trust III 7.38% (c)	15,000	391,500
Morgan Stanley 6.38%; Series I (b),(c)	25,000	713,500
Morgan Stanley 7.13%; Series E (b),(c)	35,000	1,037,400

		$4,377,100

Diversified Financial Services — 0.15%
General Electric Co 4.88%	17,000	434,350

Electric — 1.05%
Alabama Power Co 6.45% (b)	40,000	1,026,000
BGE Capital Trust II 6.20%	30,000	789,000
Duke Energy Corp 5.13%	16,000	418,400
Entergy Mississippi Inc 4.90%	15,000	364,050
NextEra Energy Capital Holdings Inc 5.13%; Series I	16,000	404,800

		$3,002,250

Insurance — 0.18%
Prudential Financial Inc 5.75%	20,000	519,800

Media — 0.14%
Comcast Corp 5.00%	15,830	404,931

REITs — 2.47%
Boston Properties Inc 5.25% (b)	20,000	528,400
Digital Realty Trust Inc 7.38%; Series H (b)	55,000	1,508,650
Kimco Realty Corp 6.00%; Series I (b)	30,000	756,000
PS Business Parks Inc 5.20%; Series W (b)	20,000	499,800
PS Business Parks Inc 6.00%; Series T (b)	30,000	756,000
Public Storage 4.90%; Series E (b)	15,000	362,850
Public Storage 6.38%; Series Y (b)	35,000	958,650
Ventas Realty LP / Ventas Capital Corp 5.45%	15,000	381,600
Vornado Realty Trust 6.63%; Series I (b)	50,000	1,295,000

		$7,046,950

Telecommunications — 0.13%
Qwest Corp 6.13%	15,000	374,700

TOTAL PREFERRED STOCKS		$16,160,081
BONDS — 61.41%	Principal Amount	Value
Banks — 3.70%
Bank of America Corp,
8.00%, 07/29/2049 (b),(c)	$5,000,000	$5,137,500
Citigroup Inc
6.68%, 09/13/2043	1,000,000	1,334,459
JPMorgan Chase & Co,
5.15%, 12/29/2049 (b),(c)	4,000,000	4,118,000

		$10,589,959

Chemicals — 1.29%
Kraton Polymers LLC / Kraton Polymers Capital Corp
7.00%, 04/15/2025 (d)	3,500,000	3,675,000

Commercial Services — 1.04%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	3,000,000	2,981,250

Computers — 1.16%
Dell International LLC / EMC Corp
6.02%, 06/15/2026 (d)	3,000,000	3,304,527

See accompanying notes.	31

Schedule of Investments

Principal EDGE Active Income ETF

June 30, 2017

BONDS (continued)	Principal Amount	Value
Diversified Financial Services — 0.38%
Jefferies Group LLC
6.25%, 01/15/2036	$1,000,000	$1,090,067

Electric — 3.85%
Emera Inc
6.75%, 06/15/2076 (c)	2,000,000	2,260,000
GenOn Energy Inc
9.88%, 10/15/2020	3,100,000	1,844,500
NRG Energy Inc
6.25%, 07/15/2022	1,000,000	1,026,250
6.25%, 05/01/2024	2,000,000	2,020,000
PPL Capital Funding Inc,
3.96%, 03/30/2067 (c)	4,000,000	3,855,000

		$11,005,750

Engineering & Construction — 0.76%
Engility Corp
8.88%, 09/01/2024	2,000,000	2,172,500

Entertainment — 0.37%
AMC Entertainment Holdings Inc
6.13%, 05/15/2027 (d)	1,000,000	1,055,310

Environmental Control — 2.42%
Advanced Disposal Services Inc
5.63%, 11/15/2024 (d)	2,000,000	2,060,000
Covanta Holding Corp
5.88%, 03/01/2024	5,000,000	4,875,000

		$6,935,000

Food — 1.79%
B&G Foods Inc
4.63%, 06/01/2021	2,000,000	2,042,500
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025 (d)	1,000,000	940,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
5.88%, 01/15/2024	2,000,000	2,135,000

		$5,117,500

Healthcare — Services — 4.59%
HCA Inc
5.88%, 05/01/2023	2,000,000	2,177,500
HealthSouth Corp
5.75%, 09/15/2025	3,000,000	3,157,500
Surgery Center Holdings Inc
6.75%, 07/01/2025 (d)	3,500,000	3,543,750
Tenet Healthcare Corp
8.13%, 04/01/2022	4,000,000	4,245,000

		$13,123,750

Home Builders — 2.25%
KB Home
7.50%, 09/15/2022	2,000,000	2,257,500
PulteGroup Inc
6.38%, 05/15/2033	4,000,000	4,180,000

		$6,437,500

Insurance — 1.56%
MetLife Inc
9.25%, 04/08/2038 (d)	3,000,000	4,470,000

Internet — 0.37%
VeriSign Inc
5.25%, 04/01/2025	1,000,000	1,067,500

Iron & Steel — 1.88%
Allegheny Technologies Inc
7.88%, 08/15/2023	3,000,000	3,135,000
ArcelorMittal
6.75%, 02/25/2022	2,000,000	2,250,000

		$5,385,000

Lodging — 1.12%
Boyd Gaming Corp
6.88%, 05/15/2023	3,000,000	3,210,000

BONDS (continued)	Principal Amount	Value
Media — 6.65%
CCO Holdings LLC / CCO Holdings Capital Corp
5.75%, 01/15/2024	$2,000,000	$2,107,500
5.13%, 05/01/2027 (d)	1,000,000	1,022,500
CSC Holdings LLC
6.75%, 11/15/2021	3,000,000	3,322,500
DISH DBS Corp
5.88%, 11/15/2024	4,000,000	4,267,880
Sirius XM Radio Inc
5.38%, 04/15/2025 (d)	4,000,000	4,135,000
Viacom Inc
6.25%, 02/28/2057 (c)	2,000,000	2,080,000
5.88%, 02/28/2057 (c)	2,000,000	2,080,000

		$19,015,380

Mining — 1.30%
Freeport-McMoRan Inc
3.88%, 03/15/2023	4,000,000	3,720,000

Mortgage Backed Securities — 6.36%
Citigroup Commercial Mortgage Trust 2015-GC29
4.29%, 04/10/2048 (c)	750,000	728,141
COMM 2014-UBS3 Mortgage Trust
4.94%, 06/10/2047 (c)	2,000,000	1,950,123
COMM 2015-CCRE22 Mortgage Trust
4.26%, 03/10/2048 (c)	500,000	496,567
GS Mortgage Securities Trust 2013-GC13
4.20%, 07/10/2046 (c),(d)	500,000	502,194
GS Mortgage Securities Trust 2013-GCJ12
4.18%, 06/10/2046 (c)	2,000,000	1,980,688
GS Mortgage Securities Trust 2014-GC20
5.02%, 04/10/2047 (c)	2,000,000	1,913,189
GS Mortgage Securities Trust 2014-GC24
4.66%, 09/10/2047 (c)	500,000	499,911
GS Mortgage Securities Trust 2015-GC32
4.56%, 07/10/2048 (c)	1,241,000	1,231,345
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.54%, 12/15/2047 (c),(d)	1,750,000	1,633,185
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1
4.40%, 01/15/2049 (b),(c),(d)	1,000,000	792,811
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.82%, 04/15/2047 (c)	2,000,000	2,065,348
Wells Fargo Commercial Mortgage Trust 2015-C26
3.59%, 02/15/2048 (d)	1,425,000	1,063,915
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%, 09/15/2048 (c)	1,600,000	1,545,083
WFRBS Commercial Mortgage Trust 2013-C14
4.13%, 06/15/2046 (c),(d)	500,000	454,976
WFRBS Commercial Mortgage Trust 2014-C22
4.06%, 09/15/2057 (c),(d)	500,000	398,529
3.91%, 09/15/2057 (c)	1,000,000	943,402

		$18,199,407

Office & Business Equipment — 1.13%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	3,000,000	3,244,680

Oil & Gas — 2.36%
Rowan Cos Inc
4.75%, 01/15/2024	3,000,000	2,550,000
4.88%, 06/01/2022	2,000,000	1,855,000
Whiting Petroleum Corp
5.75%, 03/15/2021	2,500,000	2,350,000

		$6,755,000

Oil & Gas Services — 2.59%
Archrock Partners LP / Archrock Partners Finance Corp
6.00%, 10/01/2022	2,000,000	1,940,000
6.00%, 04/01/2021	2,000,000	1,950,000

See accompanying notes.	32

Schedule of Investments

Principal EDGE Active Income ETF

June 30, 2017

BONDS (continued)	Principal Amount	Value
Oil & Gas Services (continued)
Weatherford International Ltd
4.50%, 04/15/2022	$4,000,000	$3,530,000

		$7,420,000

Packaging & Containers — 1.09%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A. 5.13%, 07/15/2023 (d)	3,000,000	3,116,250

Pipelines — 2.17%
EnLink Midstream Partners LP
4.15%, 06/01/2025	2,000,000	1,975,026
Transcanada Trust
5.63%, 05/20/2075 (c)	4,000,000	4,225,240

		$6,200,266

Retail — 0.69%
JC Penney Corp Inc
5.65%, 06/01/2020	2,000,000	1,967,500

Software — 1.49%
First Data Corp
7.00%, 12/01/2023 (d)	4,000,000	4,270,000

Storage/Warehousing — 1.09%
Mobile Mini Inc
5.88%, 07/01/2024	3,000,000	3,112,500

Telecommunications — 4.49%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	3,000,000	3,000,750
7.50%, 04/01/2021	1,000,000	922,500
Sprint Corp
7.88%, 09/15/2023	4,000,000	4,600,000
T-Mobile USA Inc
6.38%, 03/01/2025	4,000,000	4,325,000

		$12,848,250

Transportation — 1.47%
XPO Logistics Inc
6.50%, 06/15/2022 (d)	4,000,000	4,200,000

TOTAL BONDS		$175,689,846
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS — 6.53%	Principal Amount	Value
Federal Home Loan Mortgage Corp (FHLMC) — 0.87%
1.63%, 09/15/2040 (c),(e)	26,053,960	1,248,315
2.00%, 02/15/2038 (c),(e)	23,331,737	1,224,872

		$2,473,187

Federal National Mortgage Association (FNMA) — 3.92%
1.71%, 07/25/2056 (c),(e)	14,998,531	905,514
1.72%, 12/25/2034 (c),(e)	19,155,007	1,021,489
1.74%, 07/25/2044 (c),(e)	22,107,040	1,444,125
1.74%, 12/25/2056 (c),(e)	28,384,447	1,660,098
1.93%, 08/25/2044 (c),(e)	24,163,421	1,454,993
1.86%, 12/25/2044 (c),(e)	30,283,875	2,086,771
1.89%, 12/25/2045 (c),(e)	22,038,549	1,301,211
3.50%, 02/25/2036 (e)	8,347,451	1,348,546

		$11,222,747

Government National Mortgage Association (GNMA) — 1.74%
3.50%, 11/20/2042 (e)	8,720,075	1,502,130
4.00%, 04/20/2046 (e)	6,588,189	1,297,634
4.00%, 09/20/2046 (e)	11,487,088	2,175,048

		$4,974,812

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$18,670,746
Total Investments		$281,677,537
Other Assets in Excess of Liabilities — 1.54%		$4,406,908

TOTAL NET ASSETS — 100%		$286,084,445

(a)	Non-Income Producing Security
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(c)	Variable Rate. Rate shown is in effect at June 30, 2017.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $40,637,947 or 14.20% of net assets.
(e)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)
Sector	Percent
Financial	21.95%
Mortgage Securities	12.89%
Communications	12.42%
Energy	11.75%
Consumer, Non-cyclical	9.85%
Industrial	6.90%
Utilities	6.58%
Consumer, Cyclical	6.25%
Basic Materials	5.08%
Technology	4.79%
Other Assets and Liabilities	1.54%
TOTAL NET ASSETS	100.00%

See accompanying notes.	33

Schedule of Investments

Principal Healthcare Innovators Index ETF

June 30, 2017

COMMON STOCKS — 99.82%	Shares Held	Value
Biotechnology — 50.55%
Acceleron Pharma Inc (a)	1,105	$33,581
Achillion Pharmaceuticals Inc (a)	4,005	18,383
Acorda Therapeutics Inc (a)	1,359	26,772
Aduro Biotech Inc (a)	1,968	22,435
Advaxis Inc (a)	999	6,483
Agenus Inc (a)	2,545	9,951
Alder Biopharmaceuticals Inc (a)	1,476	16,900
Alnylam Pharmaceuticals Inc (a)	2,527	201,553
AMAG Pharmaceuticals Inc (a)	1,005	18,492
Aratana Therapeutics Inc (a)	1,085	7,845
Atara Biotherapeutics Inc (a)	845	11,830
Bellicum Pharmaceuticals Inc (a)	793	9,262
Bio-Rad Laboratories Inc, Class A (a)	719	162,717
BioCryst Pharmaceuticals Inc (a)	2,166	12,043
BioMarin Pharmaceutical Inc (a)	2,281	207,160
Bluebird Bio Inc (a)	1,196	125,640
Blueprint Medicines Corp (a)	969	49,099
Celldex Therapeutics Inc (a)	3,582	8,847
Cytokinetics Inc (a)	1,190	14,399
Dermira Inc (a)	1,044	30,422
Dynavax Technologies Corp (a)	1,127	10,876
Editas Medicine Inc (a)	1,073	18,005
Epizyme Inc (a)	1,699	25,655
Esperion Therapeutics Inc (a)	661	30,591
Exact Sciences Corp (a)	2,865	101,335
Exelixis Inc (a)	8,545	210,463
FibroGen Inc (a)	1,849	59,723
Five Prime Therapeutics Inc (a)	848	25,533
Foundation Medicine Inc (a)	1,026	40,783
Geron Corp (a)	4,662	12,914
Halozyme Therapeutics Inc (a)	3,801	48,729
ImmunoGen Inc (a)	2,558	18,187
Immunomedics Inc (a)	3,107	27,435
Inovio Pharmaceuticals Inc (a)	2,169	17,005
Insmed Inc (a)	1,817	31,180
Intellia Therapeutics Inc (a)	1,054	16,864
Intercept Pharmaceuticals Inc (a)	726	87,897
Intrexon Corp (a)	3,462	83,400
Ionis Pharmaceuticals Inc (a)	3,561	181,148
Juno Therapeutics Inc (a)	3,101	92,689
Karyopharm Therapeutics Inc (a)	1,207	10,923
Kite Pharma Inc (a)	1,470	152,395
Lexicon Pharmaceuticals Inc (a)	3,047	50,123
Ligand Pharmaceuticals Inc (a)	613	74,418
Loxo Oncology Inc (a)	635	50,921
MacroGenics Inc (a)	1,025	17,948
Medicines Co/The (a)	2,073	78,795
Merrimack Pharmaceuticals Inc	3,821	4,738
Momenta Pharmaceuticals Inc (a)	2,104	35,558
NewLink Genetics Corp (a)	853	6,270
Novavax Inc (a)	7,967	9,162
Omeros Corp (a)	1,256	25,001
Organovo Holdings Inc (a)	3,058	8,043
Otonomy Inc (a)	884	16,663
Pacific Biosciences of California Inc (a)	2,714	9,662
Paratek Pharmaceuticals Inc (a)	663	15,978
Prothena Corp PLC (a)	1,026	55,527
PTC Therapeutics Inc (a)	1,005	18,422
Puma Biotechnology Inc (a)	952	83,205
Retrophin Inc (a)	1,105	21,426
Rigel Pharmaceuticals Inc (a)	3,582	9,779
Sage Therapeutics Inc (a)	1,091	86,887
Seattle Genetics Inc (a)	3,185	164,792
Spark Therapeutics Inc (a)	909	54,304
Spectrum Pharmaceuticals Inc (a)	2,359	17,575
Theravance Biopharma Inc (a)	1,522	60,636
Ultragenyx Pharmaceutical Inc (a)	1,222	75,898
Vertex Pharmaceuticals Inc (a)	1,831	235,961
ZIOPHARM Oncology Inc (a)	3,863	24,028

		$3,609,264

Commercial Services — 0.38%
Albany Molecular Research Inc (a)	1,256	27,255

COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Products — 11.91%
Accelerate Diagnostics Inc (a)	1,500	$41,025
Accuray Inc (a)	2,370	11,257
AngioDynamics Inc (a)	1,080	17,507
AtriCure Inc (a)	969	23,498
Cardiovascular Systems Inc (a)	957	30,844
Cerus Corp (a)	3,031	7,608
Endologix Inc (a)	2,396	11,645
Genomic Health Inc (a)	980	31,899
Haemonetics Corp (a)	1,488	58,761
Insulet Corp (a)	1,674	85,893
Intersect ENT Inc (a)	829	23,171
K2M Group Holdings Inc (a)	1,215	29,597
Nevro Corp (a)	829	61,702
NxStage Medical Inc (a)	1,886	47,282
OPKO Health Inc (a)	16,334	107,478
Orthofix International NV (a)	533	24,774
Penumbra Inc (a)	910	79,852
Quidel Corp (a)	947	25,702
Spectranetics Corp/The (a)	1,254	48,154
Wright Medical Group NV (a)	3,009	82,717

		$850,366

Healthcare — Services — 5.83%
Brookdale Senior Living Inc (a)	5,444	80,081
Capital Senior Living Corp (a)	877	13,339
Community Health Systems Inc (a)	3,329	33,157
Kindred Healthcare Inc	2,493	29,043
Molina Healthcare Inc (a)	1,670	115,531
Teladoc Inc (a)	1,338	46,429
Tenet Healthcare Corp (a)	2,909	56,260
Tivity Health Inc (a)	1,058	42,161

		$416,001

Pharmaceuticals — 31.15%
ACADIA Pharmaceuticals Inc (a)	3,557	99,205
Aclaris Therapeutics Inc (a)	764	20,720
Aerie Pharmaceuticals Inc (a)	978	51,394
Agios Pharmaceuticals Inc (a)	1,237	63,644
Aimmune Therapeutics Inc (a)	1,242	25,536
Alkermes PLC (a)	3,422	198,373
Altimmune Inc (a)	202	645
Amicus Therapeutics Inc (a)	4,169	41,982
Array BioPharma Inc (a)	4,951	41,440
Avexis Inc (a)	810	66,550
Axovant Sciences Ltd (a)	2,905	67,367
Cara Therapeutics Inc (a)	799	12,297
Cempra Inc (a)	1,534	7,056
Clovis Oncology Inc (a)	1,307	122,374
Coherus Biosciences Inc (a)	1,497	21,482
Collegium Pharmaceutical Inc (a)	838	10,483
Depomed Inc (a)	1,818	19,525
DexCom Inc (a)	2,363	172,853
Enanta Pharmaceuticals Inc (a)	557	20,041
Endo International PLC (a)	6,529	72,929
Flexion Therapeutics Inc (a)	806	16,297
Global Blood Therapeutics Inc (a)	1,093	29,894
Heron Therapeutics Inc (a)	1,073	14,861
Horizon Pharma PLC (a)	4,755	56,442
Impax Laboratories Inc (a)	2,163	34,824
Intra-Cellular Therapies Inc (a)	1,268	15,749
Ironwood Pharmaceuticals Inc (a)	3,896	73,556
Keryx Biopharmaceuticals Inc (a)	3,100	22,413
La Jolla Pharmaceutical Co (a)	534	15,897
MannKind Corp (a)	2,801	3,949
Nektar Therapeutics (a)	4,477	87,525
Neurocrine Biosciences Inc (a)	2,540	116,840
Ophthotech Corp (a)	1,048	2,683
Pacira Pharmaceuticals Inc (a)	1,095	52,231
Portola Pharmaceuticals Inc (a)	1,656	93,018
Progenics Pharmaceuticals Inc (a)	2,051	13,926
Radius Health Inc (a)	1,264	57,171
Revance Therapeutics Inc (a)	859	22,678
Sarepta Therapeutics Inc (a)	1,606	54,138
Synergy Pharmaceuticals Inc (a)	5,863	26,090

See accompanying notes.	34

Schedule of Investments

Principal Healthcare Innovators Index ETF

June 30, 2017

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
TESARO Inc (a)	1,301	$181,958
TG Therapeutics Inc (a)	1,591	15,990
TherapeuticsMD Inc (a)	5,750	30,302
Trevena Inc (a)	1,533	3,526
Vanda Pharmaceuticals Inc (a)	1,298	21,157
Xencor Inc (a)	1,205	25,438

		$2,224,449

TOTAL COMMON STOCKS		$7,127,335
Total Investments		$7,127,335
Other Assets in Excess of Liabilities — 0.18%		$12,763

TOTAL NET ASSETS — 100%		$7,140,098

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	99.82%
Other Assets and Liabilities	0.18%
TOTAL NET ASSETS	100.00%

See accompanying notes.	35

Schedule of Investments

Principal Millennials Index ETF

June 30, 2017

COMMON STOCKS — 99.69%	Shares Held	Value
Apparel — 3.50%
adidas AG	622	$119,172
Asics Corp	1,300	24,064
Carter’s Inc	190	16,901
Columbia Sportswear Co	291	16,895
Michael Kors Holdings Ltd (a)	1,094	39,658
NIKE Inc, Class B	614	36,226

		$252,916

Beverages — 4.43%
Brown-Forman Corp, Class B	742	36,061
Constellation Brands Inc, Class A	215	41,652
Davide Campari-Milano SpA	7,172	50,542
Pernod Ricard SA	357	47,808
Treasury Wine Estates Ltd	14,299	144,631

		$320,694

Commercial Services — 14.79%
Bright Horizons Family Solutions Inc (a)	235	18,144
Care.com Inc (a)	8,724	131,732
EVERTEC Inc	1,311	22,680
Navitas Ltd	26,333	98,162
New Oriental Education & Technology Group Inc ADR (a)	2,212	155,924
Nord Anglia Education Inc (a)	5,266	171,514
PayPal Holdings Inc (a)	2,268	121,724
RELX PLC	6,820	147,453
TAL Education Group ADR	1,259	153,988
Wirecard AG	751	47,794

		$1,069,115

Computers — 1.94%
Apple Inc	237	34,133
Gemalto NV	372	22,327
HP Inc	1,916	33,492
Ingenico Group SA	219	19,883
International Business Machines Corp	196	30,151

		$139,986

Construction Materials — 0.51%
Fortune Brands Home & Security Inc	563	36,730

Diversified Financial Services — 1.84%
Discover Financial Services	2,139	133,024

Electronics — 0.57%
Garmin Ltd	815	41,590

Food — 3.39%
Hain Celestial Group Inc/The (a)	460	17,857
McCormick & Co Inc	351	34,226
Sprouts Farmers Market Inc (a)	741	16,798
Takeaway.com Holding BV (a),(b)	2,650	112,866
United Natural Foods Inc (a)	396	14,533
Whole Foods Market Inc	1,153	48,553

		$244,833

Home Builders — 0.49%
DR Horton Inc	1,028	35,538

Home Furnishings — 1.81%
Electrolux AB Series B	1,494	48,962
Select Comfort Corp (a)	691	24,524
Tempur Sealy International Inc (a)	368	19,648
Whirlpool Corp	199	38,132

		$131,266

Internet — 25.17%
Alibaba Group Holding Ltd ADR (a)	1,100	154,990
Alphabet Inc, Class C (a)	176	159,936
Amazon.com Inc (a)	165	159,720
ASOS PLC (a)	1,177	88,131
Baozun Inc ADR (a)	1,395	30,927
Ctrip.com International Ltd ADR (a)	2,411	129,856
CyberAgent Inc	700	21,689
eBay Inc (a)	1,020	35,618
Facebook Inc, Class A (a)	1,029	155,358
GrubHub Inc (a)	520	22,672
IAC/InterActiveCorp (a)	992	102,414

COMMON STOCKS (continued)	Shares Held	Value
Internet (continued)
Match Group Inc (a)	1,049	$18,232
Netflix Inc (a)	655	97,864
Pandora Media Inc (a)	6,093	54,350
Priceline Group Inc/The (a)	82	153,383
Rightmove PLC	417	23,083
SEEK Ltd	1,716	22,303
Tencent Holdings Ltd	6,200	221,716
YY Inc ADR (a)	2,884	167,359

		$1,819,601

Leisure Products & Services — 1.84%
Planet Fitness Inc, Class A	5,703	133,108

Media — 6.45%
AMC Networks Inc, Class A (a)	291	15,542
CBS Corp NVDR, Class B	493	31,444
Comcast Corp, Class A	911	35,456
MSG Networks Inc, Class A (a)	733	16,456
Naspers Ltd, Class N	687	133,645
Sirius XM Holdings Inc	6,654	36,398
Twenty-First Century Fox Inc, Class B	1,078	30,044
Vivendi SA	6,084	135,433
Walt Disney Co/The	301	31,981

		$466,399

Real Estate — 0.65%
REA Group Ltd	921	47,003

REITs — 1.25%
AvalonBay Communities Inc	186	35,744
Education Realty Trust Inc	418	16,197
Essex Property Trust Inc	151	38,848

		$90,789

Retail — 20.95%
At Home Group Inc (a)	1,130	26,318
Bed Bath & Beyond Inc	433	13,163
Children’s Place Inc/The	142	14,498
Chipotle Mexican Grill Inc (a)	164	68,240
Dick’s Sporting Goods Inc	352	14,020
Domino’s Pizza Inc	189	39,979
Fast Retailing Co Ltd	400	133,078
Foot Locker Inc	457	22,521
GameStop Corp, Class A	760	16,424
Hennes & Mauritz AB, Class B	4,620	115,107
Hibbett Sports Inc (a)	581	12,056
Home Depot Inc/The	994	152,480
Industria de Diseno Textil SA	3,356	128,829
JD Sports Fashion PLC	4,327	19,725
Liberty Interactive Corp QVC Group, Class A (a)	1,711	41,988
Lowe’s Cos Inc	416	32,252
Mr Price Group Ltd	7,462	88,979
OVS SpA (b)	14,366	102,223
Pandora A/S	382	35,646
Panera Bread Co, Class A (a)	419	131,834
Signet Jewelers Ltd	300	18,972
Starbucks Corp	587	34,228
Truworths International Ltd	20,673	112,984
Urban Outfitters Inc (a)	721	13,367
Vitamin Shoppe Inc (a)	850	9,903
Williams-Sonoma Inc	319	15,471
Zalando SE (a),(b)	2,192	100,169

		$1,514,454

Semiconductors — 2.68%
NVIDIA Corp	1,339	193,566

Software — 6.93%
Activision Blizzard Inc	2,932	168,795
Blackbaud Inc	222	19,036
Changyou.com Ltd ADR (a)	743	28,799
Electronic Arts Inc (a)	382	40,385
First Data Corp, Class A (a)	1,105	20,111
Microsoft Corp	520	35,844
NetEase Inc ADR	625	187,894

		$500,864

See accompanying notes.	36

Schedule of Investments

Principal Millennials Index ETF

June 30, 2017

COMMON STOCKS (continued)	Shares Held	Value
Textiles — 0.50%
Mohawk Industries Inc (a)	149	$36,012

TOTAL COMMON STOCKS		$7,207,488
Total Investments		$7,207,488
Other Assets in Excess of Liabilities — 0.31%		$22,213

TOTAL NET ASSETS — 100%		$7,229,701

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $315,258 or 4.36% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Communications	31.62%
Consumer, Cyclical	29.09%
Consumer, Non-cyclical	22.61%
Technology	11.54%
Financial	3.75%
Industrial	1.08%
Other Assets and Liabilities	0.31%
TOTAL NET ASSETS	100.00%

See accompanying notes.	37

Schedule of Investments

Principal Price Setters Index ETF

June 30, 2017

COMMON STOCKS — 99.57%	Shares Held	Value
Advertising — 0.65%
Omnicom Group Inc	569	$47,170

Aerospace & Defense — 1.66%
Northrop Grumman Corp	83	21,307
Rockwell Collins Inc	734	77,129
TransDigm Group Inc	81	21,778

		$120,214

Agriculture — 0.96%
Altria Group Inc	937	69,778

Apparel — 0.30%
NIKE Inc, Class B	363	21,417

Banks — 0.30%
First Republic Bank	221	22,122

Beverages — 4.66%
Brown-Forman Corp, Class A	1,408	69,414
Brown-Forman Corp, Class B	1,440	69,984
Dr Pepper Snapple Group Inc	751	68,424
Monster Beverage Corp (a)	1,168	58,026
PepsiCo Inc	628	72,528

		$338,376

Biotechnology — 1.63%
Amgen Inc	392	67,514
Celgene Corp (a)	392	50,909

		$118,423

Chemicals — 0.68%
Air Products & Chemicals Inc	344	49,213

Commercial Services — 8.30%
Automatic Data Processing Inc	684	70,083
CDK Global Inc	1,044	64,791
Ecolab Inc	390	51,772
Equifax Inc	535	73,520
FleetCor Technologies Inc (a)	284	40,956
Gartner Inc (a)	469	57,926
Rollins Inc	1,324	53,900
S&P Global Inc	542	79,127
Total System Services Inc	380	22,135
Vantiv Inc, Class A (a)	1,060	67,140
Verisk Analytics Inc (a)	250	21,092

		$602,442

Computers — 0.98%
Accenture PLC, Class A	573	70,869

Diversified Financial Services — 2.75%
CME Group Inc	398	49,845
Mastercard Inc, Class A	628	76,271
T Rowe Price Group Inc	291	21,595
Visa Inc, Class A	550	51,579

		$199,290

Electric — 3.48%
CMS Energy Corp	466	21,552
DTE Energy Co	477	50,462
Eversource Energy	353	21,431
NextEra Energy Inc	158	22,140
PG&E Corp	725	48,118
PPL Corp	562	21,727
Southern Co/The	952	45,582
Xcel Energy Inc	474	21,747

		$252,759

Electrical Components & Equipment — 0.27%
Acuity Brands Inc	98	19,921

Electronics — 3.66%
Amphenol Corp, Class A	1,014	74,853
Corning Inc	751	22,568
Mettler-Toledo International Inc (a)	146	85,927
Waters Corp (a)	447	82,176

		$265,524

COMMON STOCKS (continued)	Shares Held	Value
Environmental Control — 0.97%
Waste Management Inc	957	$70,196

Food — 3.07%
General Mills Inc	343	19,002
Hershey Co/The	446	47,887
JM Smucker Co/The	341	40,351
McCormick & Co Inc	712	69,427
Sysco Corp	918	46,203

		$222,870

Food Service — 0.76%
Aramark	1,354	55,487

Hand/Machine Tools — 0.58%
Snap-on Inc	122	19,276
Stanley Black & Decker Inc	163	22,939

		$42,215

Healthcare — Products — 9.92%
Align Technology Inc (a)	471	70,707
Becton Dickinson and Co	378	73,752
Boston Scientific Corp (a)	845	23,423
Cooper Cos Inc/The	243	58,179
CR Bard Inc	286	90,407
Edwards Lifesciences Corp (a)	514	60,775
Henry Schein Inc (a)	282	51,612
IDEXX Laboratories Inc (a)	484	78,127
Intuitive Surgical Inc (a)	66	61,734
Medtronic PLC	598	53,073
Stryker Corp	161	22,344
Teleflex Inc	108	22,438
Thermo Fisher Scientific Inc	307	53,562

		$720,133

Healthcare — Services — 1.39%
Laboratory Corp of America Holdings (a)	145	22,350
UnitedHealth Group Inc	424	78,618

		$100,968

Household Products — 1.95%
Colgate-Palmolive Co	961	71,239
Estee Lauder Cos Inc/The, Class A	250	23,995
Procter & Gamble Co/The	531	46,277

		$141,511

Household Products/Wares — 3.48%
Church & Dwight Co Inc	1,391	72,165
Clorox Co/The	513	68,352
Kimberly-Clark Corp	522	67,396
Spectrum Brands Holdings Inc	356	44,514

		$252,427

Insurance — 2.89%
Aflac Inc	286	22,217
American Financial Group Inc	225	22,358
Marsh & McLennan Cos Inc	282	21,985
Reinsurance Group of America Inc	372	47,761
Torchmark Corp	624	47,736
WR Berkley Corp	691	47,796

		$209,853

Internet — 3.51%
Alphabet Inc, Class A (a)	58	53,921
Alphabet Inc, Class C (a)	59	53,615
CDW Corp	822	51,400
F5 Networks Inc (a)	144	18,297
Facebook Inc, Class A (a)	511	77,151

		$254,384

Machinery — Diversified — 0.84%
Middleby Corp/The (a)	500	60,755

Media — 2.53%
Comcast Corp, Class A	554	21,561
Scripps Networks Interactive Inc, Class A	599	40,918
Sirius XM Holdings Inc	13,615	74,474
Walt Disney Co/The	439	46,644

		$183,597

See accompanying notes.	38

Schedule of Investments

Principal Price Setters Index ETF

June 30, 2017

COMMON STOCKS (continued)	Shares Held	Value
Miscellaneous Manufacture — 3.62%
3M Co	372	$77,447
AO Smith Corp	961	54,133
Illinois Tool Works Inc	525	75,206
Ingersoll-Rand PLC	610	55,748

		$262,534

Packaging & Containers — 0.74%
Crown Holdings Inc (a)	903	53,873

Pharmaceuticals — 5.16%
AbbVie Inc	783	56,775
AmerisourceBergen Corp	529	50,006
Bristol-Myers Squibb Co	853	47,529
Express Scripts Holding Co (a)	685	43,730
Johnson & Johnson	567	75,009
Pfizer Inc	608	20,423
Zoetis Inc	1,299	81,032

		$374,504

REITs — 2.39%
AvalonBay Communities Inc	112	21,523
Essex Property Trust Inc	88	22,640
Extra Space Storage Inc	611	47,658
Public Storage	215	44,834
Realty Income Corp	338	18,651
Simon Property Group Inc	112	18,117

		$173,423

Retail — 8.81%
AutoZone Inc (a)	28	15,973
CVS Health Corp	257	20,678
Darden Restaurants Inc	277	25,052
Dollar General Corp	284	20,473
Domino’s Pizza Inc	109	23,057
Home Depot Inc/The	484	74,246
Lowe’s Cos Inc	932	72,258
McDonald’s Corp	543	83,166
O’Reilly Automotive Inc (a)	255	55,779
Ross Stores Inc	1,023	59,058
Starbucks Corp	1,219	71,080
TJX Cos Inc/The	264	19,053
Ulta Salon Cosmetics & Fragrance Inc (a)	75	21,550
Yum! Brands Inc	1,061	78,259

		$639,682

Semiconductors — 3.05%
Analog Devices Inc	591	45,980
Applied Materials Inc	1,336	55,190
Maxim Integrated Products Inc	468	21,013
NVIDIA Corp	204	29,490
Texas Instruments Inc	905	69,622

		$221,295

Software — 11.09%
Adobe Systems Inc (a)	586	82,884
ANSYS Inc (a)	453	55,121
Broadridge Financial Solutions Inc	299	22,592
CA Inc	1,500	51,705
Cerner Corp (a)	377	25,059
Citrix Systems Inc (a)	613	48,783
Electronic Arts Inc (a)	239	25,267
Fiserv Inc (a)	608	74,383
Intuit Inc	559	74,241
Jack Henry & Associates Inc	748	77,695
MSCI Inc	733	75,492
Paychex Inc	1,143	65,082
Red Hat Inc (a)	584	55,918
Synopsys Inc (a)	970	70,742

		$804,964

Telecommunications — 0.91%
Arista Networks Inc (a)	174	26,064
Cisco Systems Inc	607	18,999
CommScope Holding Co Inc (a)	545	20,726

		$65,789

COMMON STOCKS (continued)	Shares Held	Value
Toys, Games & Hobbies — 1.10%
Hasbro Inc	715	$79,730

Transportation — 0.53%
CH Robinson Worldwide Inc	258	17,719
Expeditors International of Washington Inc	368	20,785

		$38,504

TOTAL COMMON STOCKS		$7,226,212
Total Investments		$7,226,212
Other Assets in Excess of Liabilities — 0.43%		$30,845

TOTAL NET ASSETS — 100%		$7,257,057

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	40.53%
Technology	15.12%
Industrial	12.87%
Consumer, Cyclical	10.97%
Financial	8.33%
Communications	7.59%
Utilities	3.48%
Basic Materials	0.68%
Other Assets and Liabilities	0.43%
TOTAL NET ASSETS	100.00%

See accompanying notes.	39

Schedule of Investments

Principal Shareholder Yield Index ETF

June 30, 2017

COMMON STOCKS — 99.37%	Shares Held	Value
Advertising — 1.47%
Interpublic Group of Cos Inc/The	1,559	$38,351
Omnicom Group Inc	834	69,139

		$107,490

Aerospace & Defense — 3.17%
Boeing Co/The	209	41,330
HEICO Corp	582	41,811
HEICO Corp, Class A	663	41,139
Raytheon Co	248	40,047
Spirit AeroSystems Holdings Inc, Class A	1,153	66,805

		$231,132

Agriculture — 0.47%
Bunge Ltd	459	34,241

Airlines — 2.99%
Alaska Air Group Inc	726	65,166
Delta Air Lines Inc	1,422	76,418
Southwest Airlines Co	1,229	76,370

		$217,954

Apparel — 3.16%
Carter’s Inc	806	71,694
Hanesbrands Inc	3,508	81,245
VF Corp	1,338	77,069

		$230,008

Auto Manufacturers — 1.79%
Ford Motor Co	5,669	63,436
General Motors Co	1,928	67,345

		$130,781

Auto Parts & Equipment — 1.49%
Goodyear Tire & Rubber Co/The	1,073	37,512
Lear Corp	500	71,040

		$108,552

Banks — 4.36%
Capital One Financial Corp	757	62,543
Citigroup Inc	1,187	79,387
Home BancShares Inc	1,335	33,241
JPMorgan Chase & Co	422	38,571
Morgan Stanley	822	36,628
Regions Financial Corp	4,595	67,271

		$317,641

Biotechnology — 1.92%
Amgen Inc	402	69,236
Gilead Sciences Inc	996	70,497

		$139,733

Chemicals — 2.95%
Cabot Corp	648	34,623
Celanese Corp, Series A	796	75,572
Eastman Chemical Co	468	39,307
LyondellBasell Industries NV, Class A	778	65,656

		$215,158

Commercial Services — 1.59%
CDK Global Inc	565	35,064
ManpowerGroup Inc	724	80,834

		$115,898

Computers — 2.30%
Apple Inc	275	39,606
Hewlett Packard Enterprise Co	2,233	37,045
International Business Machines Corp	395	60,763
Seagate Technology PLC	779	30,186

		$167,600

Construction Materials — 1.10%
Fortune Brands Home & Security Inc	1,225	79,919

Diversified Financial Services — 8.33%
Alliance Data Systems Corp	292	74,953
American Express Co	469	39,509
CIT Group Inc	891	43,392
Discover Financial Services	998	62,066

COMMON STOCKS (continued)	Shares Held	Value
Diversified Financial Services (continued)
Federated Investors Inc, Class B	2,583	$72,970
FNF Group	997	44,695
Intercontinental Exchange Inc	659	43,441
Legg Mason Inc	996	38,007
Mastercard Inc, Class A	346	42,022
Navient Corp	4,553	75,807
Synchrony Financial	1,036	30,894
T Rowe Price Group Inc	537	39,851

		$607,607

Electric — 0.52%
CenterPoint Energy Inc	1,375	37,648

Electrical Components & Equipment — 1.04%
AMETEK Inc	708	42,883
Energizer Holdings Inc	686	32,942

		$75,825

Electronics — 1.66%
Amphenol Corp, Class A	544	40,158
Honeywell International Inc	306	40,787
TE Connectivity Ltd	505	39,733

		$120,678

Food — 1.41%
JM Smucker Co/The	265	31,357
Tyson Foods Inc, Class A	1,135	71,085

		$102,442

Hand/Machine Tools — 1.06%
Lincoln Electric Holdings Inc	454	41,809
Snap-on Inc	225	35,550

		$77,359

Healthcare — Services — 1.69%
HealthSouth Corp	903	43,705
Quest Diagnostics Inc	386	42,908
Universal Health Services Inc, Class B	299	36,502

		$123,115

Home Builders — 0.49%
Thor Industries Inc	339	35,432

Household Products/Wares — 0.57%
Avery Dennison Corp	474	41,887

Housewares — 1.12%
Toro Co/The	1,179	81,693

Insurance — 10.24%
Allstate Corp/The	465	41,125
AmTrust Financial Services Inc	3,088	46,752
CNO Financial Group Inc	3,356	70,073
Everest Re Group Ltd	302	76,886
First American Financial Corp	979	43,752
Hanover Insurance Group Inc/The	417	36,959
Lincoln National Corp	1,012	68,391
Progressive Corp/The	1,812	79,891
Prudential Financial Inc	345	37,308
Torchmark Corp	905	69,233
Travelers Cos Inc/The	580	73,387
Voya Financial Inc	911	33,607
WR Berkley Corp	1,000	69,170

		$746,534

Internet — 1.02%
CDW Corp	1,192	74,536

Leisure Products & Services — 2.09%
Carnival Corp	673	44,129
Harley-Davidson Inc	1,245	67,255
Polaris Industries Inc	448	41,319

		$152,703

Lodging — 0.63%
Wyndham Worldwide Corp	459	46,088

Machinery — Diversified — 2.16%
Cummins Inc	473	76,730
Wabtec Corp	886	81,069

		$157,799

See accompanying notes.	40

Schedule of Investments

Principal Shareholder Yield Index ETF

June 30, 2017

COMMON STOCKS (continued)	Shares Held	Value
Media — 3.70%
FactSet Research Systems Inc	211	$35,064
Scripps Networks Interactive Inc, Class A	465	31,764
TEGNA Inc	2,312	33,316
Twenty-First Century Fox Inc, Class A	2,346	66,486
Twenty-First Century Fox Inc, Class B	2,392	66,665
Walt Disney Co/The	342	36,337

		$269,632

Miscellaneous Manufacture — 2.25%
3M Co	205	42,679
Eaton Corp PLC	523	40,705
Ingersoll-Rand PLC	885	80,880

		$164,264

Oil & Gas — 0.97%
Valero Energy Corp	1,045	70,496

Packaging & Containers — 2.17%
Graphic Packaging Holding Co	5,257	72,442
Packaging Corp of America	414	46,115
WestRock Co	699	39,605

		$158,162

Pharmaceuticals — 2.10%
AmerisourceBergen Corp	418	39,514
Cardinal Health Inc	463	36,077
McKesson Corp	473	77,827

		$153,418

Real Estate — 1.14%
Realogy Holdings Corp	2,558	83,007

REITs — 2.29%
Host Hotels & Resorts Inc	3,902	71,290
New Residential Investment Corp	2,227	34,652
RLJ Lodging Trust	3,084	61,279

		$167,221

Retail — 15.37%
Bed Bath & Beyond Inc	1,758	53,443
Best Buy Co Inc	1,605	92,015
Cracker Barrel Old Country Store Inc	234	39,137
CVS Health Corp	881	70,885
Dollar General Corp	972	70,071
GameStop Corp, Class A	1,537	33,215
Gap Inc/The	2,827	62,166
Home Depot Inc/The	485	74,399
Kohl’s Corp	1,646	63,651
Lowe’s Cos Inc	945	73,266
Macy’s Inc	1,131	26,284
Nu Skin Enterprises Inc, Class A	760	47,758
PVH Corp	417	47,746
Signet Jewelers Ltd	1,104	69,817
Target Corp	1,195	62,487
TJX Cos Inc/The	480	34,642
Tractor Supply Co	990	53,668
Wal-Mart Stores Inc	1,001	75,756
Williams-Sonoma Inc	1,445	70,082

		$1,120,488

Semiconductors — 2.57%
Lam Research Corp	322	45,540
Skyworks Solutions Inc	741	71,099
Texas Instruments Inc	916	70,468

		$187,107

Shipbuilding — 0.83%
Huntington Ingalls Industries Inc	325	60,502

Software — 1.60%
j2 Global Inc	462	39,312
MSCI Inc	750	77,242

		$116,554

Telecommunications — 0.47%
Cisco Systems Inc	1,099	34,399

Toys, Games & Hobbies — 0.60%
Hasbro Inc	394	43,935

COMMON STOCKS (continued)	Shares Held	Value
Transportation — 0.52%
Union Pacific Corp	348	$37,901

TOTAL COMMON STOCKS		$7,244,539
Total Investments		$7,244,539
Other Assets in Excess of Liabilities — 0.63%		$45,925

TOTAL NET ASSETS — 100%		$7,290,464

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	29.73%
Financial	26.36%
Industrial	15.96%
Consumer, Non-cyclical	9.75%
Communications	6.67%
Technology	6.46%
Basic Materials	2.95%
Energy	0.97%
Utilities	0.52%
Other Assets and Liabilities	0.63%
TOTAL NET ASSETS	100.00%

See accompanying notes.	41

Schedule of Investments

Principal U.S. Small Cap Index ETF

June 30, 2017

COMMON STOCKS — 98.57%	Shares Held	Value
Aerospace & Defense — 0.41%
Kaman Corp	19,446	$969,772
National Presto Industries Inc	1,495	165,198

		$1,134,970

Apparel — 0.54%
Oxford Industries Inc	8,026	501,545
Steven Madden Ltd (a)	24,852	992,837

		$1,494,382

Auto Manufacturers — 0.45%
Wabash National Corp	56,087	1,232,792

Auto Parts & Equipment — 1.86%
Cooper Tire & Rubber Co	40,011	1,444,397
Cooper-Standard Holdings Inc (a)	5,901	595,234
Dana Inc	79,179	1,768,067
Dorman Products Inc (a)	7,893	653,304
Douglas Dynamics Inc	5,905	194,274
Standard Motor Products Inc	6,352	331,701
Supreme Industries Inc, Class A	8,255	135,795

		$5,122,772

Banks — 11.37%
Ameris Bancorp	24,356	1,173,959
Atlantic Capital Bancshares Inc (a)	10,574	200,906
BancFirst Corp	4,112	397,219
Bryn Mawr Bank Corp	6,379	271,108
Camden National Corp	5,123	219,828
Cass Information Systems Inc	1,911	125,438
Cathay General Bancorp	40,709	1,544,907
CenterState Banks Inc	38,248	950,845
Central Pacific Financial Corp	12,022	378,332
City Holding Co	7,317	481,971
Columbia Banking System Inc	48,242	1,922,444
Community Bank System Inc	34,203	1,907,501
CU Bancorp (a)	6,993	252,797
Customers Bancorp Inc (a)	31,454	889,519
Enterprise Financial Services Corp	11,575	472,260
FCB Financial Holdings Inc, Class A (a)	33,465	1,597,954
First Commonwealth Financial Corp	42,948	544,581
First Financial Bankshares Inc	29,055	1,284,231
First Financial Corp	3,200	151,360
First Interstate BancSystem Inc, Class A	23,367	869,252
First Merchants Corp	21,898	878,986
Franklin Financial Network Inc (a)	7,092	292,545
German American Bancorp Inc	3,694	125,928
Great Western Bancorp Inc	33,516	1,367,788
Guaranty Bancorp	10,312	280,486
Hanmi Financial Corp	14,901	423,933
Heartland Financial USA Inc	9,682	456,022
Heritage Commerce Corp	12,714	175,199
Heritage Financial Corp	10,322	273,533
Horizon Bancorp	7,773	204,819
Independent Bank Corp	11,351	756,544
Independent Bank Group Inc	6,856	407,932
Lakeland Bancorp Inc	17,518	330,214
Lakeland Financial Corp	8,378	384,383
LegacyTexas Financial Group Inc	20,548	783,495
National Bank Holdings Corp, Class A	16,398	542,938
NBT Bancorp Inc	16,291	601,952
Park Sterling Corp	18,756	222,821
Peoples Bancorp Inc	5,627	180,796
Preferred Bank	6,904	369,157
QCR Holdings Inc	5,140	243,636
ServisFirst Bancshares Inc	25,062	924,537
Simmons First National Corp, Class A	16,406	867,877
Southside Bancshares Inc	17,461	610,073
State Bank Financial Corp	13,479	365,550
Stock Yards Bancorp Inc	5,933	230,794
Stonegate Bank	12,986	599,694
Towne Bank	21,264	654,931
TriCo Bancshares	6,361	223,589
TriState Capital Holdings Inc (a)	11,023	277,780
Triumph Bancorp Inc (a)	8,863	217,587
Union Bankshares Corp	10,601	359,374

COMMON STOCKS (continued)	Shares Held	Value
Banks (continued)
Veritex Holdings Inc (a)	9,830	$258,824
Walker & Dunlop Inc (a)	16,195	790,802

		$31,320,931

Beverages — 0.41%
MGP Ingredients Inc	6,101	312,188
National Beverage Corp	8,788	822,205

		$1,134,393

Biotechnology — 1.03%
Cambrex Corp (a)	16,371	978,167
Cytokinetics Inc (a)	8,718	105,488
Innoviva Inc (a)	42,129	539,251
Momenta Pharmaceuticals Inc (a)	19,623	331,629
PDL BioPharma Inc	80,988	200,041
Retrophin Inc (a)	20,229	392,240
Theravance Biopharma Inc (a)	7,018	279,597

		$2,826,413

Chemicals — 2.53%
Balchem Corp	10,761	836,237
HB Fuller Co	27,314	1,396,018
Innophos Holdings Inc	6,963	305,258
Innospec Inc	9,473	620,955
KMG Chemicals Inc	2,325	113,158
Koppers Holdings Inc (a)	9,257	334,641
Kraton Corp (a)	23,981	825,906
Minerals Technologies Inc	12,946	947,647
Quaker Chemical Corp	5,953	864,554
Rayonier Advanced Materials Inc	18,453	290,081
Stepan Co	5,036	438,837

		$6,973,292

Commercial Services — 7.14%
Aaron’s Inc	21,905	852,105
ABM Industries Inc	34,908	1,449,380
Advisory Board Co/The (a)	29,858	1,537,687
AMN Healthcare Services Inc (a)	32,270	1,260,143
Barrett Business Services Inc	2,148	123,059
Brink’s Co/The	13,709	918,503
Capella Education Co	1,759	150,570
Carriage Services Inc	5,074	136,795
CBIZ Inc (a)	17,732	265,980
CorVel Corp (a)	2,348	111,413
CRA International Inc	2,298	83,463
EVERTEC Inc	23,602	408,315
Forrester Research Inc	1,841	72,075
Graham Holdings Co, Class B	1,054	632,031
Grand Canyon Education Inc (a)	13,422	1,052,419
Hackett Group Inc/The	5,107	79,159
Healthcare Services Group Inc	27,557	1,290,494
HealthEquity Inc (a)	42,895	2,137,458
HMS Holdings Corp (a)	23,321	431,439
INC Research Holdings Inc, Class A (a)	21,286	1,245,231
Insperity Inc	6,812	483,652
Kforce Inc	5,997	117,541
Matthews International Corp, Class A	5,634	345,083
Medifast Inc	5,908	245,005
Monro Muffler Brake Inc	11,615	484,926
Navigant Consulting Inc (a)	21,137	417,667
Nutrisystem Inc	7,688	400,160
On Assignment Inc (a)	20,940	1,133,901
Resources Connection Inc	8,411	115,231
SP Plus Corp (a)	2,306	70,448
TriNet Group Inc (a)	18,792	615,250
Viad Corp	8,213	388,064
Xperi Corp	20,960	624,608

		$19,679,255

Computers — 2.42%
Barracuda Networks Inc (a)	30,005	691,915
CACI International Inc, Class A (a)	7,045	880,977
Convergys Corp	56,753	1,349,586
Insight Enterprises Inc (a)	5,465	218,546
Lumentum Holdings Inc (a)	31,841	1,816,529

See accompanying notes.	42

Schedule of Investments

Principal U.S. Small Cap Index ETF

June 30, 2017

COMMON STOCKS (continued)	Shares Held	Value
Computers (continued)
Mercury Systems Inc (a)	21,444	$902,578
Qualys Inc (a)	13,101	534,521
TeleTech Holdings Inc	6,861	279,929

		$6,674,581

Construction Materials — 2.37%
AAON Inc	8,269	304,713
Apogee Enterprises Inc	16,885	959,743
Gibraltar Industries Inc (a)	10,485	373,790
Louisiana-Pacific Corp (a)	75,781	1,827,080
Patrick Industries Inc (a)	10,553	768,786
Simpson Manufacturing Co Inc	20,600	900,426
Trex Co Inc (a)	14,333	969,771
Universal Forest Products Inc	4,788	418,040

		$6,522,349

Distribution/Wholesale — 0.35%
Beacon Roofing Supply Inc (a)	19,589	959,861

Diversified Financial Services — 3.32%
Cohen & Steers Inc	20,127	815,949
Diamond Hill Investment Group Inc	1,488	296,707
Ellie Mae Inc (a)	18,752	2,061,032
Evercore Partners Inc, Class A	24,143	1,702,081
Federal Agricultural Mortgage Corp, Class C	3,531	228,456
GAIN Capital Holdings Inc	19,077	118,850
Greenhill & Co Inc	38,449	772,825
Moelis & Co, Class A	46,798	1,818,102
PJT Partners Inc, Class A	10,263	412,778
WageWorks Inc (a)	13,642	916,742

		$9,143,522

Electric — 2.51%
El Paso Electric Co	30,181	1,560,358
MGE Energy Inc	11,944	768,596
NRG Yield Inc, Class C	59,796	1,052,409
Ormat Technologies Inc	21,457	1,259,097
PNM Resources Inc	50,835	1,944,439
Spark Energy Inc, Class A	17,056	320,653

		$6,905,552

Electrical Components & Equipment — 0.58%
Advanced Energy Industries Inc (a)	20,264	1,310,878
Insteel Industries Inc	8,943	294,851

		$1,605,729

Electronics — 3.50%
Applied Optoelectronics Inc (a)	10,934	675,612
Badger Meter Inc	9,009	359,009
Brady Corp, Class A	13,256	449,378
Control4 Corp (a)	7,912	155,154
ESCO Technologies Inc	5,548	330,938
II-VI Inc (a)	24,770	849,611
Itron Inc (a)	14,632	991,318
Methode Electronics Inc	13,037	537,125
NVE Corp	1,480	113,960
Plexus Corp (a)	19,037	1,000,775
Sanmina Corp (a)	37,152	1,415,491
Stoneridge Inc (a)	5,785	89,147
Tech Data Corp (a)	12,328	1,245,128
TTM Technologies Inc (a)	81,601	1,416,593

		$9,629,239

Energy — Alternate Sources — 0.76%
Green Plains Inc	24,912	511,942
Pacific Ethanol Inc (a)	15,956	99,725
Pattern Energy Group Inc	49,635	1,183,298
Renewable Energy Group Inc (a)	9,618	124,553
REX American Resources Corp (a)	1,903	183,754

		$2,103,272

Engineering & Construction — 0.81%
Argan Inc	9,389	563,340
Comfort Systems USA Inc	7,001	259,737
Exponent Inc	9,753	568,600
NV5 Global Inc (a)	2,895	123,038
TopBuild Corp (a)	13,575	720,425

		$2,235,140

COMMON STOCKS (continued)	Shares Held	Value
Entertainment — 1.20%
Churchill Downs Inc	4,143	$759,412
Dolby Laboratories Inc, Class A	24,752	1,211,858
Eldorado Resorts Inc (a)	9,851	197,020
International Speedway Corp, Class A	6,918	259,771
Marriott Vacations Worldwide Corp	7,488	881,712

		$3,309,773

Environmental Control — 0.90%
MSA Safety Inc	14,757	1,197,826
Tetra Tech Inc	27,864	1,274,778

		$2,472,604

Food — 0.80%
Fresh Del Monte Produce Inc	12,551	638,971
J&J Snack Foods Corp	5,663	747,913
John B Sanfilippo & Son Inc	6,156	388,505
SpartanNash Co	8,773	227,747
Tootsie Roll Industries Inc	5,841	203,559

		$2,206,695

Forest Products & Paper — 0.40%
Neenah Paper Inc	9,818	787,895
Schweitzer-Mauduit International Inc	8,115	302,121

		$1,090,016

Hand/Machine Tools — 0.10%
Franklin Electric Co Inc	6,901	285,701

Healthcare — Products — 6.04%
Abaxis Inc	7,416	393,196
Analogic Corp	6,003	436,118
AngioDynamics Inc (a)	15,108	244,901
Atrion Corp	265	170,474
AxoGen Inc (a)	6,090	102,008
BioTelemetry Inc (a)	12,697	424,715
Cardiovascular Systems Inc (a)	11,399	367,390
CONMED Corp	9,620	490,043
CryoLife Inc (a)	5,114	102,024
Glaukos Corp (a)	16,238	673,390
Globus Medical Inc, Class A (a)	55,488	1,839,427
Haemonetics Corp (a)	21,353	843,230
Halyard Health Inc (a)	22,774	894,563
ICU Medical Inc (a)	7,622	1,314,795
Inogen Inc (a)	7,949	758,494
Invacare Corp	10,694	141,161
LeMaitre Vascular Inc	5,319	166,059
Luminex Corp	12,787	270,061
Meridian Bioscience Inc	13,128	206,766
Merit Medical Systems Inc (a)	18,981	724,125
Nevro Corp (a)	20,066	1,493,512
NxStage Medical Inc (a)	27,590	691,681
OraSure Technologies Inc (a)	21,774	375,819
Penumbra Inc (a)	9,464	830,466
Repligen Corp (a)	9,939	411,872
Spectranetics Corp/The (a)	15,664	601,498
Wright Medical Group NV (a)	60,431	1,661,248

		$16,629,036

Healthcare — Services — 2.99%
Addus HomeCare Corp (a)	2,147	79,868
Almost Family Inc (a)	13,638	840,783
Amedisys Inc (a)	14,026	880,973
Chemed Corp	7,177	1,467,912
Community Health Systems Inc (a)	61,333	610,877
Ensign Group Inc/The	13,529	294,526
Kindred Healthcare Inc	31,701	369,317
LHC Group Inc (a)	5,005	339,789
Magellan Health Inc (a)	8,185	596,687
National HealthCare Corp	2,930	205,510
Select Medical Holdings Corp (a)	37,612	577,344
Surgery Partners Inc (a)	7,794	177,314
Teladoc Inc (a)	24,486	849,664
Tivity Health Inc (a)	17,673	704,269
US Physical Therapy Inc	3,807	229,943

		$8,224,776

See accompanying notes.	43

Schedule of Investments

Principal U.S. Small Cap Index ETF

June 30, 2017

COMMON STOCKS (continued)	Shares Held	Value
Home Builders — 0.77%
Century Communities Inc (a)	6,339	$157,207
Installed Building Products Inc (a)	7,113	376,633
LGI Homes Inc (a)	12,798	514,224
Taylor Morrison Home Corp, Class A (a)	44,540	1,069,406

		$2,117,470

Home Furnishings — 0.83%
iRobot Corp (a)	20,031	1,685,408
La-Z-Boy Inc	18,717	608,303

		$2,293,711

Household Products/Wares — 0.34%
Central Garden & Pet Co (a)	4,531	144,041
Central Garden & Pet Co, Class A (a)	7,907	237,368
WD-40 Co	5,032	555,281

		$936,690

Insurance — 3.71%
AMERISAFE Inc	9,352	532,596
Argo Group International Holdings Ltd	18,126	1,098,436
Employers Holdings Inc	15,215	643,595
Horace Mann Educators Corp	25,462	962,464
James River Group Holdings Ltd	13,217	525,111
National General Holdings Corp	32,133	678,006
Navigators Group Inc/The	11,068	607,633
NMI Holdings Inc, Class A (a)	30,322	347,187
ProAssurance Corp	22,958	1,395,846
Safety Insurance Group Inc	10,111	690,581
Selective Insurance Group Inc	37,268	1,865,263
State National Cos Inc	15,857	291,452
Universal Insurance Holdings Inc	23,449	590,915

		$10,229,085

Internet — 2.94%
8x8 Inc (a)	34,718	505,147
Blucora Inc (a)	13,350	283,020
Cogent Communications Holdings Inc	21,625	867,162
ePlus Inc (a)	3,722	275,800
Match Group Inc (a)	61,796	1,074,014
Meet Group Inc/The (a)	40,180	202,909
NIC Inc	21,050	398,898
Shutterstock Inc (a)	16,252	716,388
Stamps.com Inc (a)	10,937	1,693,868
WebMD Health Corp (a)	35,698	2,093,688

		$8,110,894

Leisure Products & Services — 0.97%
Fox Factory Holding Corp (a)	13,462	479,247
Johnson Outdoors Inc, Class A	1,697	81,813
LCI Industries	6,962	712,909
Malibu Boats Inc, Class A (a)	5,308	137,318
MCBC Holdings Inc (a)	8,511	166,390
Planet Fitness Inc, Class A	46,595	1,087,527

		$2,665,204

Lodging — 0.90%
Boyd Gaming Corp (a)	52,077	1,292,030
ILG Inc	40,388	1,110,266
Marcus Corp/The	2,255	68,101

		$2,470,397

Machinery — Diversified — 0.97%
Alamo Group Inc	3,750	340,538
Albany International Corp, Class A	7,675	409,845
Altra Industrial Motion Corp	8,835	351,633
Applied Industrial Technologies Inc	17,696	1,044,949
Chart Industries Inc (a)	7,370	255,960
Kadant Inc	3,496	262,899

		$2,665,824

Media — 1.91%
Entercom Communications Corp, Class A	4,560	47,196
EW Scripps Co/The Class A (a)	19,196	341,881
Gray Television Inc (a)	23,801	326,074
John Wiley & Sons Inc, Class A	12,000	633,000

COMMON STOCKS (continued)	Shares Held	Value
Media (continued)
Meredith Corp	26,949	$1,602,118
MSG Networks Inc, Class A (a)	25,483	572,093
Sinclair Broadcast Group Inc, Class A	40,792	1,342,057
World Wrestling Entertainment Inc, Class A	19,338	393,915

		$5,258,334

Metal Fabrication & Hardware — 1.21%
Atkore International Group Inc (a)	31,368	707,348
Global Brass & Copper Holdings Inc	6,349	193,962
Mueller Industries Inc	10,335	314,701
Mueller Water Products Inc, Class A	115,120	1,344,602
RBC Bearings Inc (a)	7,507	763,912

		$3,324,525

Mining — 0.32%
Kaiser Aluminum Corp	10,066	891,042

Miscellaneous Manufacture — 1.86%
Barnes Group Inc	12,150	711,140
Chase Corp	1,653	176,375
Hillenbrand Inc	12,469	450,131
John Bean Technologies Corp	14,304	1,401,792
Lydall Inc (a)	4,228	218,588
Standex International Corp	2,569	233,008
Trinseo SA	28,035	1,926,004

		$5,117,038

Office Furnishings — 0.69%
Herman Miller Inc	20,352	618,701
Interface Inc	24,769	486,711
Knoll Inc	17,426	349,391
Steelcase Inc, Class A	32,296	452,144

		$1,906,947

Oil & Gas — 0.72%
Atwood Oceanics Inc (a)	95,833	781,039
Delek US Holdings Inc	35,470	937,827
Unit Corp (a)	13,640	255,477

		$1,974,343

Oil & Gas Services — 1.49%
Archrock Inc	15,386	175,400
Dril-Quip Inc (a)	20,021	977,025
Forum Energy Technologies Inc (a)	28,202	439,951
McDermott International Inc (a)	116,568	835,793
MRC Global Inc (a)	32,333	534,141
Oceaneering International Inc	49,706	1,135,285

		$4,097,595

Pharmaceuticals — 2.63%
Amphastar Pharmaceuticals Inc (a)	9,352	167,027
BioSpecifics Technologies Corp (a)	1,197	59,263
Corcept Therapeutics Inc (a)	19,643	231,787
Eagle Pharmaceuticals Inc (a)	8,648	682,241
Heska Corp (a)	2,598	265,178
Ironwood Pharmaceuticals Inc (a)	61,978	1,170,145
Natural Health Trends Corp	1,864	51,912
Neogen Corp (a)	7,102	490,819
Owens & Minor Inc	54,356	1,749,720
Prestige Brands Holdings Inc (a)	24,901	1,315,022
Progenics Pharmaceuticals Inc (a)	45,796	310,955
Supernus Pharmaceuticals Inc (a)	13,927	600,254
Xencor Inc (a)	7,585	160,119

		$7,254,442

Pipelines — 0.22%
SemGroup Corp, Class A	22,408	605,016

Real Estate — 0.28%
RE/MAX Holdings Inc, Class A	9,852	552,205
RMR Group Inc/The, Class A	4,343	211,287

		$763,492

REITs — 5.05%
AG Mortgage Investment Trust Inc	32,248	590,138
Alexander’s Inc	963	405,866
Apollo Commercial Real Estate Finance Inc	99,988	1,854,777

See accompanying notes.	44

Schedule of Investments

Principal U.S. Small Cap Index ETF

June 30, 2017

COMMON STOCKS (continued)	Shares Held	Value
REITs (continued)
Blackstone Mortgage Trust Inc, Class A	60,748	$1,919,637
CareTrust REIT Inc	92,820	1,720,883
CorEnergy Infrastructure Trust Inc	14,223	477,751
CoreSite Realty Corp	20,889	2,162,638
EastGroup Properties Inc	25,584	2,143,939
Redwood Trust Inc	59,111	1,007,252
Sabra Health Care REIT Inc	67,339	1,622,870

		$13,905,751

Retail — 5.80%
Big 5 Sporting Goods Corp	13,764	179,620
Big Lots Inc	38,638	1,866,215
Bloomin’ Brands Inc	48,860	1,037,298
Bojangles’ Inc (a)	9,292	150,995
Cheesecake Factory Inc/The	29,679	1,492,854
Chico’s FAS Inc	72,267	680,755
Children’s Place Inc/The	9,461	965,968
Chuy’s Holdings Inc (a)	5,968	139,651
Dave & Buster’s Entertainment Inc (a)	30,784	2,047,444
Five Below Inc (a)	32,780	1,618,349
Francesca’s Holdings Corp (a)	23,984	262,385
GMS Inc (a)	16,262	456,962
Group 1 Automotive Inc	8,840	559,749
Haverty Furniture Cos Inc	2,376	59,638
Nu Skin Enterprises Inc, Class A	33,870	2,128,391
Ollie’s Bargain Outlet Holdings Inc (a)	18,618	793,127
PC Connection Inc	2,853	77,202
PetMed Express Inc	10,577	429,426
Ruth’s Hospitality Group Inc	8,250	179,437
Tile Shop Holdings Inc	7,365	152,087
Wingstop Inc	23,052	712,307

		$15,989,860

Savings & Loans — 1.74%
Brookline Bancorp Inc	26,298	383,951
Meridian Bancorp Inc	20,881	352,889
Meta Financial Group Inc	5,288	470,632
Northfield Bancorp Inc	23,759	407,467
Pacific Premier Bancorp Inc (a)	20,134	742,944
Washington Federal Inc	53,329	1,770,523
WSFS Financial Corp	14,343	650,455

		$4,778,861

Semiconductors — 2.95%
Amkor Technology Inc (a)	51,040	498,661
Axcelis Technologies Inc (a)	5,140	107,683
Brooks Automation Inc	15,708	340,707
Cabot Microelectronics Corp	10,701	790,055
CEVA Inc (a)	5,793	263,292
Cohu Inc	4,787	75,347
Entegris Inc (a)	29,600	649,720
Inphi Corp (a)	37,671	1,292,115
MaxLinear Inc (a)	35,309	984,768
Nanometrics Inc (a)	10,908	275,863
Power Integrations Inc	5,839	425,663
Rudolph Technologies Inc (a)	13,531	309,183
Semtech Corp (a)	26,030	930,573
Silicon Laboratories Inc (a)	14,147	966,948
Ultra Clean Holdings Inc (a)	12,175	228,281

		$8,138,859

Software — 2.23%
CSG Systems International Inc	10,339	419,557
Ebix Inc	11,987	646,099
Medidata Solutions Inc (a)	13,096	1,024,107
Monotype Imaging Holdings Inc	10,931	200,037
Omnicell Inc (a)	17,771	765,930
Paycom Software Inc (a)	22,317	1,526,706
Pegasystems Inc	11,475	669,566
RealPage Inc (a)	24,885	894,616

		$6,146,618

Telecommunications — 1.61%
ADTRAN Inc	24,182	499,358
Consolidated Communications Holdings Inc	26,589	570,866

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications (continued)
Gigamon Inc (a)	25,252	$993,666
GTT Communications Inc (a)	10,637	336,661
IDT Corp, Class B	9,294	133,555
Iridium Communications Inc (a)	52,535	580,512
NETGEAR Inc (a)	16,932	729,769
Plantronics Inc	8,810	460,851
Spok Holdings Inc	7,472	132,255

		$4,437,493

Textiles — 0.33%
UniFirst Corp	6,544	920,741

Transportation — 0.24%
Forward Air Corp	8,866	472,380
Marten Transport Ltd	6,489	177,799

		$650,179

Trucking & Leasing — 1.07%
GATX Corp	28,887	1,856,567
Greenbrier Cos Inc/The	23,738	1,097,883

		$2,954,450

TOTAL COMMON STOCKS		$271,521,907
INVESTMENT COMPANIES — 0.97%	Shares Held	Value
Exchange Traded Funds — 0.97%
iShares Core S&P Small-Cap ETF	19,195	1,345,761
iShares Russell 2000 ETF	9,434	1,329,439

		$2,675,200

TOTAL INVESTMENT COMPANIES		$2,675,200
Total Investments		$274,197,107
Other Assets in Excess of Liabilities — 0.46%		$1,268,458

TOTAL NET ASSETS — 100%		$275,465,565

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Financial	25.46%
Consumer, Non-cyclical	21.15%
Consumer, Cyclical	14.70%
Industrial	14.01%
Technology	7.84%
Communications	6.46%
Basic Materials	3.25%
Energy	3.19%
Utilities	2.51%
Investment Companies	0.97%
Other Assets and Liabilities	0.46%
TOTAL NET ASSETS	100.00%

See accompanying notes.	45

Financial Highlights

Principal Exchange-Traded Funds

Principal Active Global Dividend Income ETF

For a share outstanding for the period ended June 30 (except as noted):

Period ended June 30, 2017 (a)
Net asset value, beginning of period	$25.00

Investment Operations:
Net investment income (loss) (b)	0.17
Net realized and change in unrealized gain (loss)	0.19

Total from investment operations	0.36

Net asset value, end of period	$25.36

Total Return: (c)	1.43%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$428,567
Ratio of expenses to average net assets (d)	0.58%
Ratio of net investment income (loss) to average net assets (d)	4.65%
Portfolio turnover rate (d)(e)	0.0%

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	46

Financial Highlights

Principal Exchange-Traded Funds

Principal EDGE Active Income ETF

For a share outstanding for the period ended June 30 (except as noted):

	Year ended June 30, 2017	Period ended June 30, 2016 (a)
Net asset value, beginning of period	$39.12	$40.00

Investment Operations:
Net investment income (loss) (b)	1.95	2.13
Net realized and change in unrealized gain (loss)	2.22	(1.39)

Total from investment operations	4.17	0.74

Dividends and Distributions to Shareholders from:
Net investment income	(1.98)	(1.62)

Total dividends and distributions to stockholders	(1.98)	(1.62)

Net asset value, end of period	$41.31	$39.12

Total Return: (c)	10.92%	2.13%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$286,084	$265,013
Ratio of expenses to average net assets (e)	0.77%	0.85	% (d)
Ratio of gross expenses to average net assets	0.80%	1.34	% (d)
Ratio of net investment income (loss) to average net assets	4.82%	5.99	% (d)
Portfolio turnover rate (f)	30.7%	34.3	% (d)

(a)	Period from July 8, 2015, date operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Includes Reimbursements from the Manager
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	47

Financial Highlights

Principal Exchange-Traded Funds

Principal Healthcare Innovators Index ETF

For a share outstanding for the period ended June 30 (except as noted):

Period ended June 30, 2017 (a)
Net asset value, beginning of period	$25.00

Investment Operations:
Net investment (loss) (b)	(0.08)
Net realized and change in unrealized gain (loss)	3.64

Total from investment operations	3.56

Net asset value, end of period	$28.56

Total Return: (c)	14.24%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$7,140
Ratio of expenses to average net assets (d)	0.42%
Ratio of net investment loss to average net assets (d)	(0.32)%
Portfolio turnover rate (d)(e)	18.2%

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	48

Financial Highlights

Principal Exchange-Traded Funds

Principal Millennials Index ETF

For a share outstanding for the period ended June 30 (except as noted):

Period ended June 30, 2017 (a)
Net asset value, beginning of period	$25.00

Investment Operations:
Net investment income (loss) (b)	0.17
Net realized and change in unrealized gain (loss)	3.87

Total from investment operations	4.04

Dividends and Distributions to Shareholders from:
Net investment income	(0.09)
Net realized gains	(0.03)

Total dividends and distributions to stockholders	(0.12)

Net asset value, end of period	$28.92

Total Return: (c)	16.23%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$7,230
Ratio of expenses to average net assets) (d)	0.45%
Ratio of net investment income (loss) to average net assets (d)	0.71%
Portfolio turnover rate (d)(e)	5.1%

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	49

Financial Highlights

Principal Exchange-Traded Funds

Principal Price Setters Index ETF

For a share outstanding for the period ended June 30 (except as noted):

	Year ended June 30, 2017	Period ended June 30, 2016 (a)
Net asset value, beginning of period	$26.08	$25.00

Investment Operations:
Net investment income (loss) (b)	0.34	0.09
Net realized and change in unrealized gain (loss)	3.06	0.99

Total from investment operations	3.40	1.08

Dividends and Distributions to Shareholders from:
Net investment income	(0.39)	—
Net realized gains	(0.06)	—

Total dividends and distributions to stockholders	(0.45)	—

Net asset value, end of period	$29.03	$26.08

Total Return: (c)	13.23%	4.31%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$7,257	$6,519
Ratio of expenses to average net assets	0.40%	0.40	% (d)
Ratio of net investment income (loss) to average net assets	1.26%	1.32	% (d)
Portfolio turnover rate (e)	2.0%	0.0	% (d)

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	50

Financial Highlights

Principal Exchange-Traded Funds

Principal Shareholder Yield Index ETF

For a share outstanding for the period ended June 30 (except as noted):

	Year ended June 30, 2017	Period ended June 30, 2016 (a)
Net asset value, beginning of period	$24.65	$25.00

Investment Operations:
Net investment income (loss) (b)	0.54	0.18
Net realized and change in unrealized gain (loss)	4.67	(0.53)

Total from investment operations	5.21	(0.35)

Dividends and Distributions to Shareholders from:
Net investment income	(0.67)	—
Net realized gains	(0.03)	—

Total dividends and distributions to stockholders	(0.70)	—

Net asset value, end of period	$29.16	$24.65

Total Return: (c)	21.42%	(1.39)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$7,290	$6,163
Ratio of expenses to average net assets	0.40%	0.40	% (d)
Ratio of net investment income (loss) to average net assets	1.98%	2.73	% (d)
Portfolio turnover rate (e)	3.0%	7.1	% (d)

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	51

Financial Highlights

Principal Exchange-Traded Funds

Principal U.S. Small Cap Index ETF

For a share outstanding for the period ended June 30 (except as noted):

Period ended June 30, 2017 (a)
Net asset value, beginning of period	$25.00

Investment Operations:
Net investment income (loss) (b)	0.26
Net realized and change in unrealized gain (loss)	3.75

Total from investment operations	4.01

Dividends and Distributions to Shareholders from:
Net investment income	(0.17)

Total dividends and distributions to stockholders	(0.17)

Net asset value, end of period	$28.84

Total Return: (c)	16.08%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$275,466
Ratio of expenses to average net assets (d)	0.38%
Ratio of net investment income (loss) to average net assets (d)	1.21%
Portfolio turnover rate (d)(e)	44.7%

(a)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	52

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Principal Exchange-Traded Funds

We have audited the accompanying statements of assets and liabilities including the schedules of investments, of Principal Exchange-Traded Funds (comprising, respectively, Principal Active Global Dividend Income ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, and Principal U.S. Small Cap Index ETF (collectively, the “Funds”)) as of June 30, 2017, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Principal Exchange-Traded Funds, at June 30, 2017, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

August 18, 2017

Shareholder Expense Example

Principal Exchange-Traded Funds

June 30, 2017 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees; and in the case of Principal EDGE Active Income ETF, other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded fund.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 through June 30, 2017, except as footnoted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Principal Active Global Dividend Income ETF*
Actual Fund Return	$1,000	$1,004.90	0.58%	$0.84
Hypothetical 5% Annual Return	$1,000	$1,006.42	0.58%	$0.84

Principal EDGE Active Income ETF
Actual Fund Return	$1,000	$1,046.40	0.72%	$3.65
Hypothetical 5% Annual Return	$1,000	$1,021.22	0.72%	$3.61

Principal Healthcare Innovators Index ETF
Actual Fund Return	$1,000	$1,242.90	0.42%	$2.34
Hypothetical 5% Annual Return	$1,000	$1,022.71	0.42%	$2.11

Principal Millennials Index ETF
Actual Fund Return	$1,000	$1,178.60	0.45%	$2.43
Hypothetical 5% Annual Return	$1,000	$1,022.56	0.45%	$2.26

Principal Price Setters Index ETF
Actual Fund Return	$1,000	$1,118.90	0.40%	$2.10
Hypothetical 5% Annual Return	$1,000	$1,022.81	0.40%	$2.01

Principal Shareholder Yield Index ETF
Actual Fund Return	$1,000	$1,057.70	0.40%	$2.04
Hypothetical 5% Annual Return	$1,000	$1,022.81	0.40%	$2.01

Principal U.S. Small Cap Index ETF
Actual Fund Return	$1,000	$1,048.20	0.38%	$1.93
Hypothetical 5% Annual Return	$1,000	$1,022.91	0.38%	$1.91

*	The Fund commenced operations on May 8, 2017. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (53), then divided by the number of days in the year (365) to reflect the period.

Trustees and Officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Elizabeth Ballantine Trustee since 2014 Member, Nominating and Governance Committee 1948	Principal, EBA Associates	127	Durango Herald, Inc; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. Trustee since 2014 Member, Audit Committee 1951	Retired.	127	McClatchy Newspapers, Inc.; Herbalife Ltd.; Frontier Communications, Inc.

Craig Damos Trustee since 2014 Member, Audit Committee Member, 15(c) Committee 1954	President, The Damos Company	127	Hardin Construction

Mark A. Grimmett Trustee since 2014 Member, Nominating and Governance Committee Member, 15(c) Committee Member, Executive Committee 1960	Formerly, Executive Vice President and CFO, Merle Norman Cosmetics, Inc.	127	None

Fritz S. Hirsch Trustee since 2014 Member, Operations Committee Member, 15(c) Committee 1951	Formerly, CEO, MAM USA	127	Focus Products Group; MAM USA

Tao Huang Trustee since 2014 Member, Operations Committee Member, 15(c) Committee 1962	Retired.	127	Armstrong World Industries, Inc.

Karen (“Karrie”) McMillan Trustee since 2014 Member, Operations Committee 1961	Managing Director, Patomak Global Partners, LLC. Formerly, General Counsel, Investment Company Institute	127	None

Elizabeth A. Nickels Trustee since 2015 Member, Audit Committee 1962	Formerly, Executive Director, Herman Miller Foundation; Formerly President, Herman Miller Healthcare	127	Charlotte Russe; Follet Corporation; PetSmart; SpartanNash; Spectrum Health Systems

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael J. Beer Trustee since 2013 President, Chief Executive Officer Member, Executive Committee 1961

Chief Executive Officer, Principal Funds

Distributor, Inc. (“PFD”) since 2015

Executive Director – Funds, Principal Global Investors, LLC (“PGI”) since 2017

Director, PGI since 2017

Director, PFD since 2015

Vice President/Mutual Funds and Broker

Dealer, Principal Life Insurance

Company (“PLIC”) (2001-2014)

Vice President/Chief Operating Officer,

Principal Funds, PLIC (2014-2015)

Executive Director, Principal Funds &

Trust, PLIC since 2015

Director, Principal Management

Corporation, (“PMC”) (2006-2015)

President & Chief Executive Officer,

PMC (2015-2017)

Executive Vice President/Chief Operating

Officer, PMC (2008-2015)

Chair, PMC (2015-2017)

Director, Principal Securities, Inc. (“PSI”) (2005-2015)

President, PSI (2005-2015)

Director, Principal Shareholder

Services (“PSS”) (2007-2015)

Chairman, PSS since 2015

President, PSS (2007-2015)

Executive Vice President, PSS since 2015

		127	None

Nora M. Everett Trustee since 2013 Chair Member, Executive Committee 1959	Director, Finisterre Capital LLP since 2011 Director, Origin Asset Management LLP since 2011 Chairman, Principal Financial Advisors, Inc. (“PFA”) (2010-2015) Chairman, PFD (2011-2015) Senior Vice President/Retirement and Income Solutions (“RIS”), PLIC (2008-2015) President/RIS, PLIC since 2015 Chairman, PMC (2011-2015) President, PMC (2008-2015) Director, PSI (2008-2011, and since 2015) Chairman, PSI (2011-2015) Chief Executive Officer, PSI (2009-2015) Chairman, PSS (2011-2015)	127	None

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Trust.

Name, Position Held with the Trust, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Randy L. Bergstrom Assistant Tax Counsel Des Moines, IA 50392 1955	Counsel, PGI Counsel, PLIC

Jennifer A. Block Vice President, Counsel and Assistant Secretary Des Moines, IA 50392 1973	Assistant Counsel (2010-2017) Counsel, PFD (2009-2013) Counsel, PLIC Counsel, PMC (2009-2013, 2014-2017) Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)

Tracy Bollin Chief Financial Officer Des Moines, IA 50392 1970

Managing Director, PGI since 2016

Chief Operating Officer, PMC (2015-2017)

Chief Financial Officer, PFA (2010-2015)

Senior Vice President, PFD since 2015

Chief Financial Officer, PFD (2010-2016)

Senior Vice President, PMC (2015-2017)

Chief Financial Officer, PMC (2010-2015)

Director, PMC (2014-2017)

Chief Financial Officer, PSI (2010-2015)

Director, PSS since 2014

President, PSS since 2015

Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer Des Moines, IA 50392 1960	Senior Vice President, PFD Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC (2004-2016) Senior Vice President, PMC Senior Vice President, PSI Senior Vice President, PSS

Gina L. Graham Treasurer Des Moines, IA 50392 1965

Vice President/Treasurer, PFA since 2016

Vice President/Treasurer, PFD since 2016

Vice President/Treasurer, PGI since 2016

Vice President/Treasurer, PLIC since 2016

Vice President/Treasurer, PMC (2016-2017)

Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016

Vice President/Treasurer, PSI since 2016

Vice President/Treasurer, PSS since 2016

Layne A. Rasmussen Vice President Des Moines, IA 50392 1958	Vice President/Controller, PMC

Sara L. Reece Vice President and Controller Des Moines, IA 50392 1975	Director — Accounting, PLIC since 2015 Assistant Financial Controller, PLIC prior to 2015

Greg Reymann Assistant Counsel Des Moines, IA 50392 1958

Assistant General Counsel, PLIC since 2014

Assistant General Counsel, PMC(2015-2017)

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset

Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014)

Vice President/CFTC Principal, TAM (2013-2014)

Teri R. Root Deputy Chief Compliance Officer Des Moines, IA 50392 1979	Vice President and Chief Compliance Officer, PMC (2015-2017) Compliance Officer, PMC (2010-2013) Vice President, PSS since 2015

Britney L. Schnathorst Assistant Counsel and Assistant Secretary Des Moines, IA 50392 1981	Counsel, PLIC since 2013 Prior thereto, Attorney in Private Practice

Name, Position Held with the Trust, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Adam U. Shaikh Assistant Counsel Des Moines, IA 50392 1972	Counsel, PFD (2006-2013) Counsel, PLIC Counsel, PMC (2007-2013, 2014-2017) Counsel, PSI (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013

Director — Treasury, PFA (2011-2013)

Assistant Vice President/Treasury, PFD since 2013

Director — Treasury, PFD (2011-2013)

Assistant Vice President/Treasury, PLIC since 2014

Director — Treasury, PLIC (2007-2014)

Director — Treasury, PMC (2003-2013)

Assistant Vice President/Treasury, PMC (2013-2017)

Assistant Vice President/Treasury, PSI since 2013

Director — Treasury, PSI (2011-2013)

Assistant Vice President/Treasury, PSS since 2013

Director — Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary Des Moines, IA 50392 1956	Director and Secretary — Funds, PLIC Vice President, PMC (2007-2013)

Clint Woods Vice President and Of Counsel Des Moines, IA 50392 1961

Vice President, Associate General Counsel, Governance Officer, and

Assistant Corporate Secretary, PLIC since 2015

Assistant General Counsel, Assistant Corporate Secretary, and Governance

Officer, PLIC (2013-2015)

Associate General Counsel, AEGON (2003-2012)

Jared Yepsen Assistant Tax Counsel Des Moines, IA 50392 1981	Counsel, PGI since 2017 Counsel, PLIC since 2015 Senior Attorney, Transamerica Life Insurance Company (TLIC) (2013-2015) Attorney, TLIC (2010-2013)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectuses dated September 20, 2016, November 1, 2016, and May 8, 2017, and the Statements of Additional Information dated September 20, 2016 and November 1, 2016. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Trust’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI” or “Sub-advisor”), an amended and restated sub-advisor agreement with Edge Asset Management, Inc. (“Edge” or “Sub-advisor”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Principal Active Global Dividend Income ETF. On May 1, 2017, prior to the launch of the fund, the Manager and PGI underwent a reorganization by which the Manager merged into PGI. Also on May 1, 2017, PGI and Edge underwent a reorganization by which Edge merged into PGI.

Management Agreement and Subadvisory Agreements for Principal Active Global Dividend Income ETF

On December 13, 2016, the Board considered, on behalf of the newly established Principal Active Global Dividend Income ETF series of PETF (the “Fund”), the approval of: (1) a management agreement (the “Management Agreement”) between PETF, for the Fund, and Manager; (2) a sub-advisory agreement (the “EDGE Sub-advisory Agreement”) between the Manager and Edge; and (3) a sub-advisory agreement (the “PGI Sub-advisory Agreement”) between the Manager and PGI. (The Management Agreement and the Sub-advisory Agreements are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements and, accordingly, recommended to the Board of Trustees the approval of each of the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing PETF series, has had a long-term relationship with Principal Funds, Inc. (“PFI”) and Principal Variable Contracts Funds, Inc. (“PVC” and together with PETF and PFI, the “Principal Funds”), which are also overseen by the Board, and has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2016 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to PETF and to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) considered that the Manager’s process emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of the services to be provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, the investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board also noted the anticipated roles of the Sub-advisors in managing the Fund’s portfolio, with Edge responsible for the management of the Fund’s portfolio construction and implementation into specific securities and PGI responsible for executing trades on its global trading platform, managing exchange-traded fund flows and rebalancing activities and implementing the Fund’s strategy based on PGI’s views on the liquidity and availability of securities. The Board noted that Edge and PGI currently provide sub-advisory services for other series of Principal Funds, and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2016 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended each Sub-advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by each Sub-advisor to the Fund under the applicable Sub-advisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. Because Edge will be primarily responsible for determining the portfolio composition of the Fund, the Board focused primarily on the investment capabilities and experience of Edge. In that regard, because the Fund represents a new strategy for Edge, the Board reviewed the back-tested one-year and since-inception (July 20, 2015) performance returns as of September 30, 2016 (gross and net of proposed fees) of a model portfolio using the proposed investment strategy for the Fund, as compared to the historical performance returns of a relevant benchmark index and a relevant Morningstar category. The Board considered the experience of the portfolio managers and the global research capabilities of Edge and concluded, based upon the information provided, that Edge was qualified to provide services under the Edge Sub-advisory Agreement.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and sub-advisory fees. The Board noted that the Manager proposed a unitary management fee for the Fund, and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other index exchange-traded funds. The Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed unitary management fee to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

With respect to the sub-advisory fee proposed to be paid to each Sub-advisor, the Board noted that the Manager compensates each Sub-advisor, each an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under each Sub-advisory Agreement. With respect to each Sub-advisory Agreement, the Board concluded that, although the proposed sub-advisory fee schedule does not include breakpoints, the applicable Sub-advisor’s fee schedule is appropriate at currently anticipated asset levels given the Sub-advisor’s anticipated role in managing the Fund’s portfolio. The Board considered each Sub-advisor’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed sub-advisory fee schedules to be competitive.

In addition, in evaluating the management and sub-advisory fees, the Board considered the Manager’s forecasted profitability with respect to the Fund. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and each Sub-advisor. The Board noted that Edge intends to use soft dollars and that Edge’s policy is to use soft dollars within the Section 28(e) safe harbor, and that PGI did not intend to engage in soft dollar trading in connection with the Fund. The Board concluded that, on the basis of the information provided, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Federal Income Tax Information

Principal Exchange-Traded Funds

June 30, 2017 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended June 30, 2017. Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended June 30, 2017, that qualifies for the dividend received deduction are as follows:

Deductible Percentage
Principal EDGE Active Income ETF	10.10%
Principal Millennials Index ETF	36.48%
Principal Price Setters Index ETF	80.59%
Principal Shareholder Yield Index ETF	71.58%
Principal U.S. Small Cap Index ETF	81.11%

Qualified Dividend Income. Certain dividends paid by the funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentages of ordinary income distributions for the fiscal year ended June 30, 2017, taxed at a maximum rate of 15% are as follows:

Percentage
Principal EDGE Active Income ETF	11.63%
Principal Millennials Index ETF	93.19%
Principal Price Setters Index ETF	80.59%
Principal Shareholder Yield Index ETF	73.28%
Principal U.S. Small Cap Index ETF	84.05%

The latest tax reporting supplement is available on Principal’s Tax Center website.

Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center

Please consult your tax advisor if you have any questions.

Principal Financial Group ®, Des Moines, lowa 50392-0001, www.PrincipalETFs.com

ALPS Distributions, Inc. is the distributor of the Principal ETFs. ALPS Distributors, Inc. and the

Principal Funds are not affiliated.

ETF4AR-01 © Principal Financial Group Services, Inc. | 08/2017 | t17062607pa

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant’s Code of Ethics is attached as an Exhibit in response to Item 12(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board has determined that Elizabeth Nickels, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

June 30, 2016 - $50,000

June 30, 2017 - $86,964

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A. Ernst & Young has billed the following amounts for those services.

June 30, 2016 - $5,000

June 30, 2017 - $15,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

June 30, 2016 - $4,675

June 30, 2017 - $21,840

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds’ primary independent auditor. This policy is established by the Audit Committee (the “Committee”) of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•	Services that are subject to audit procedure during a financial statement audit;

•	Services where the auditor would act on behalf of management;

•	Services where the auditor is an advocate to the client’s position in an adversarial proceeding;

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services;

•	Internal audit functions or human resources;

•	Broker or dealer, investment advisor, or investment banking services;

•	Legal services and expert services unrelated to the audit;

•	Tax planning services related to listed, confidential and aggressive transactions;

•	Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;

•	Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor’s independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality.

3.	The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.	Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.	The Committee shall ensure that the lead and concurring partners of the Funds’ primary independent auditor are rotated at least every five years and subject upon rotation to a five year “time out” period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year “time out” period.

6.	Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds’ most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.	For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.	The phrase “financial reporting oversight role” means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 12, 2017).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant’s last two fiscal years were as follows.

June 30, 2016 - $4,675

June 30, 2017 - $36,840

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Craig Damos, and, Elizabeth Nickels,

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date	8/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date	8/11/2017

By	/s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date	8/11/2017